UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23893)

SP Funds Trust
(Exact name of registrant as specified in charter)

1331 S. International Parkway, Suite 2291
Lake Mary, FL 32746
(Address of principal executive offices) (Zip code)

The Corporate Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, DE 19801
(Name and address of agent for service)

With a Copy to:

Deborah Bielicke Eades
Vedder Price P.C.
222 North LaSalle Street
Chicago, Illinois 60601

(321) 275-5125

Registrant’s telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2026

Item 1. Reports to Stockholders.

SP Funds 2030 Target Date Fund Tailored Shareholder Report

semi-annual shareholder report April 30, 2026 SP Funds 2030 Target Date Fund Ticker: SPTAX - Investor Shares

This semi-annual shareholder report contains important information about the SP Funds 2030 Target Date Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.sp-funds.com/sptax/. You can also request this information by contacting us at (425) 409‑9500 or by writing the Fund at SP Funds 2030 Target Date Fund., c/o U.S. Bank Global Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Shares	$43	0.85%
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of April 30, 2026)

Fund Size (Thousands)	$5,535
Number of Holdings	6
Total Advisory Fee Paid	$12,198
Portfolio Turnover	15%

What did the Fund invest in?

(as of April 30, 2026)

Security Type

(% of total net assets)

Top Holdings	(% of total net assets)
SP Funds Dow Jones Global Sukuk ETF	49.0
SP Funds S&P 500 Sharia Industry Exclusions ETF	21.9
SP Funds S&P Global REIT Sharia ETF	10.0
SP Funds S&P Global Technology ETF	7.9
SP Funds S&P World (ex-US) ETF	7.7
SPDR Gold Shares	2.4

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.sp-funds.com/sptax/.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

SP Funds 2030 Target Date Fund Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2026 SP Funds 2030 Target Date Fund Ticker: SPTMX - Institutional Shares

This semi-annual shareholder report contains important information about the SP Funds 2030 Target Date Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.sp-funds.com/sptmx/. You can also request this information by contacting us at (425) 409‑9500 or by writing the Fund at SP Funds 2030 Target Date Fund., c/o U.S. Bank Global Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Shares	$23	0.45%
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of April 30, 2026)

Fund Size (Thousands)	$5,535
Number of Holdings	6
Total Advisory Fee Paid	$12,198
Portfolio Turnover	15%

What did the Fund invest in?

(as of April 30, 2026)

Security Type

(% of total net assets)

Top Holdings	(% of total net assets)
SP Funds Dow Jones Global Sukuk ETF	49.0
SP Funds S&P 500 Sharia Industry Exclusions ETF	21.9
SP Funds S&P Global REIT Sharia ETF	10.0
SP Funds S&P Global Technology ETF	7.9
SP Funds S&P World (ex-US) ETF	7.7
SPDR Gold Shares	2.4

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.sp-funds.com/sptmx/.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

SP Funds 2040 Target Date Fund Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2026 SP Funds 2040 Target Date Fund Ticker: SPTBX - Investor Shares

This semi-annual shareholder report contains important information about the SP Funds 2040 Target Date Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.sp-funds.com/sptbx/. You can also request this information by contacting us at (425) 409‑9500 or by writing the Fund at SP Funds 2040 Target Date Fund ., c/o U.S. Bank Global Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Shares	$44	0.85%
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of April 30, 2026)

Fund Size (Thousands)	$7,073
Number of Holdings	5
Total Advisory Fee Paid	$12,640
Portfolio Turnover	31%

What did the Fund invest in?

(as of April 30, 2026)

Security Type

(% of total net assets)

Top Holdings	(% of total net assets)
SP Funds S&P 500 Sharia Industry Exclusions ETF	33.6
SP Funds S&P Global Technology ETF	32.7
SP Funds S&P World (ex-US) ETF	19.3
SP Funds S&P Global REIT Sharia ETF	4.7
SP Funds Dow Jones Global Sukuk ETF	4.7

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.sp-funds.com/sptbx/.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

SP Funds 2040 Target Date Fund Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2026 SP Funds 2040 Target Date Fund Ticker: SPTNX - Institutional Shares

This semi-annual shareholder report contains important information about the SP Funds 2040 Target Date Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.sp-funds.com/sptnx/. You can also request this information by contacting us at (425) 409‑9500 or by writing the Fund at SP Funds 2040 Target Date Fund ., c/o U.S. Bank Global Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Shares	$24	0.45%
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of April 30, 2026)

Fund Size (Thousands)	$7,073
Number of Holdings	5
Total Advisory Fee Paid	$12,640
Portfolio Turnover	31%

What did the Fund invest in?

(as of April 30, 2026)

Security Type

(% of total net assets)

Top Holdings	(% of total net assets)
SP Funds S&P 500 Sharia Industry Exclusions ETF	33.6
SP Funds S&P Global Technology ETF	32.7
SP Funds S&P World (ex-US) ETF	19.3
SP Funds S&P Global REIT Sharia ETF	4.7
SP Funds Dow Jones Global Sukuk ETF	4.7

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.sp-funds.com/sptnx/.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

SP Funds 2050 Target Date Fund Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2026 SP Funds 2050 Target Date Fund Ticker: SPTCX - Investor Shares

This semi-annual shareholder report contains important information about the SP Funds 2050 Target Date Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.sp-funds.com/sptcx/. You can also request this information by contacting us at (425) 409‑9500 or by writing the Fund at SP Funds 2050 Target Date Fund., c/o U.S. Bank Global Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Shares	$44	0.85%
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of April 30, 2026)

Fund Size (Thousands)	$5,116
Number of Holdings	5
Total Advisory Fee Paid	$9,281
Portfolio Turnover	18%

What did the Fund invest in?

(as of April 30, 2026)

Security Type

(% of total net assets)

Top Holdings	(% of total net assets)
SP Funds S&P 500 Sharia Industry Exclusions ETF	34.2
SP Funds S&P Global Technology ETF	33.3
SP Funds S&P World (ex-US) ETF	19.6
SP Funds Dow Jones Global Sukuk ETF	4.8
SP Funds S&P Global REIT Sharia ETF	4.8

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.sp-funds.com/sptcx/.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

SP Funds 2050 Target Date Fund Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2026 SP Funds 2050 Target Date Fund Ticker: SPTOX - Institutional Shares

This semi-annual shareholder report contains important information about the SP Funds 2050 Target Date Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.sp-funds.com/sptox/. You can also request this information by contacting us at (425) 409‑9500 or by writing the Fund at SP Funds 2050 Target Date Fund., c/o U.S. Bank Global Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Shares	$23	0.45%
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of April 30, 2026)

Fund Size (Thousands)	$5,116
Number of Holdings	5
Total Advisory Fee Paid	$9,281
Portfolio Turnover	18%

What did the Fund invest in?

(as of April 30, 2026)

Security Type

(% of total net assets)

Top Holdings	(% of total net assets)
SP Funds S&P 500 Sharia Industry Exclusions ETF	34.2
SP Funds S&P Global Technology ETF	33.3
SP Funds S&P World (ex-US) ETF	19.6
SP Funds Dow Jones Global Sukuk ETF	4.8
SP Funds S&P Global REIT Sharia ETF	4.8

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.sp-funds.com/sptox/.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

SP Funds S&P Global Technology ETF Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2026 SP Funds S&P Global Technology ETF Ticker: SPTE (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the SP Funds S&P Global Technology ETF (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.sp-funds.com/spte/. You can also request this information by contacting us at (425) 409‑9500 or by writing the Fund at SP Funds S&P Global Technology ETF, c/o U.S. Bank Global Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
SP Funds S&P Global Technology ETF	$29	0.55%
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of April 30, 2026)

Fund Size (Thousands)	$142,275
Number of Holdings	100
Total Advisory Fee Paid	$268,158
Portfolio Turnover	21%

What did the Fund invest in?

(as of April 30, 2026)

Sector Breakdown (% of total net assets)

Geographic Breakdown (% of total net assets)

Top Ten Holdings	(% of total net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	11.6
NVIDIA Corp.	11.3
Apple, Inc.	10.8
Microsoft Corp.	8.9
Broadcom, Inc.	4.8
MediaTek, Inc.	4.8
Delta Electronics, Inc.	4.7
ASML Holding NV	4.5
SAP SE	1.9
Advanced Micro Devices, Inc.	1.8

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.sp-funds.com/spte/.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

SP Funds S&P World (ex-US) ETF Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2026 SP Funds S&P World (ex-US) ETF Ticker: SPWO (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the SP Funds S&P World (ex-US) ETF (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.sp-funds.com/spwo/. You can also request this information by contacting us at (425) 409‑9500 or by writing the Fund at SP Funds S&P World (ex-US) ETF., c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
SP Funds S&P World (ex-US) ETF	$29	0.55%
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of April 30, 2026)

Fund Size (Thousands)	$155,923
Number of Holdings	377
Total Advisory Fee Paid	$308,447
Portfolio Turnover	2%

What did the Fund invest in?

(as of April 30, 2026)

Sector Breakdown (% of total net assets)

Geographic Breakdown (% of total net assets)

Top Ten Holdings	(% of total net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	19.4
Samsung Electronics Co. Ltd.	3.8
Alibaba Group Holding Ltd.	3.6
ASML Holding NV	2.9
SK hynix, Inc.	2.4
AstraZeneca PLC	1.5
Delta Electronics, Inc.	1.5
MediaTek, Inc.	1.5
Roche Holding AG	1.5
Novartis AG	1.5

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.sp-funds.com/spwo/.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

1

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

SP Funds 2030 Target Date Fund

Investor Class Ticker: SPTAX

Institutional Class Ticker: SPTMX

SP Funds 2040 Target Date Fund

Investor Class Ticker: SPTBX

Institutional Class Ticker: SPTNX

SP Funds 2050 Target Date Fund

Investor Class Ticker: SPTCX

Institutional Class Ticker: SPTOX

SP Funds S&P Global Technology ETF

Ticker: SPTE

SP Funds World ex-US ETF

Ticker: SPWO

Semi-Annual Financial

Statements

April 30, 2026

SP Funds 2030 Target Date Fund

Schedule of Investments

April 30, 2026 (Unaudited)

EXCHANGE TRADED FUNDS - 98.8%	Shares	Value
SP Funds Dow Jones Global Sukuk ETF (a)(b)	150,122	$2,709,702
SP Funds S&P 500 Sharia Industry Exclusions ETF (b)	22,547	1,212,127
SP Funds S&P Global REIT Sharia ETF (b)	25,989	554,086
SP Funds S&P Global Technology ETF (b)	10,422	436,994
SP Funds S&P World (ex-US) ETF (b)	13,406	424,836
SPDR Gold Shares (c)	314	133,029
TOTAL EXCHANGE TRADED FUNDS (Cost $4,998,774)		5,470,774

TOTAL INVESTMENTS - 98.8% (Cost $4,998,774)		5,470,774
Other Assets in Excess of Liabilities - 1.2%		64,281
TOTAL NET ASSETS - 100.0%		$5,535,055

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust

(a)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Affiliated security as defined by the Investment Company Act of 1940.

(c)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

SP Funds 2040 Target Date Fund

Schedule of Investments

April 30, 2026 (Unaudited)

EXCHANGE TRADED FUNDS - 95.0%	Shares	Value
SP Funds Dow Jones Global Sukuk ETF (a)	18,445	$332,932
SP Funds S&P 500 Sharia Industry Exclusions ETF (a)(b)	44,196	2,375,977
SP Funds S&P Global REIT Sharia ETF (a)	15,646	333,573
SP Funds S&P Global Technology ETF (a)(b)	55,217	2,315,249
SP Funds S&P World (ex-US) ETF (a)	43,047	1,364,159
TOTAL EXCHANGE TRADED FUNDS (Cost $5,926,004)		6,721,890

TOTAL INVESTMENTS - 95.0% (Cost $5,926,004)		6,721,890
Other Assets in Excess of Liabilities - 5.0%		350,614
TOTAL NET ASSETS - 100.0%		$7,072,504

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust

(a)	Affiliated security as defined by the Investment Company Act of 1940.

(b)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

The accompanying notes are an integral part of these financial statements.

SP Funds 2050 Target Date Fund

Schedule of Investments

April 30, 2026 (Unaudited)

EXCHANGE TRADED FUNDS - 96.7%	Shares	Value
SP Funds Dow Jones Global Sukuk ETF (a)	13,572	$244,974
SP Funds S&P 500 Sharia Industry Exclusions ETF (a)(b)	32,521	1,748,329
SP Funds S&P Global REIT Sharia ETF (a)	11,513	245,457
SP Funds S&P Global Technology ETF (a)(b)	40,631	1,703,658
SP Funds S&P World (ex-US) ETF (a)	31,675	1,003,781
TOTAL EXCHANGE TRADED FUNDS (Cost $4,234,956)		4,946,199

TOTAL INVESTMENTS - 96.7% (Cost $4,234,956)		4,946,199
Other Assets in Excess of Liabilities - 3.3%		169,947
TOTAL NET ASSETS - 100.0%		$5,116,146

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust

(a)	Affiliated security as defined by the Investment Company Act of 1940.

(b)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

The accompanying notes are an integral part of these financial statements.

SP Funds S&P Global Technology ETF

Schedule of Investments

April 30, 2026 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Computers - 14.6%
Accenture PLC - Class A	2,843	$508,073
Apple, Inc.	56,514	15,335,074
Capgemini SE - ADR	12,422	301,109
CGI, Inc.	3,028	197,796
Cognizant Technology Solutions Corp. - Class A	2,061	109,027
Crowdstrike Holdings, Inc. - Class A (a)	1,102	491,216
EPAM Systems, Inc. (a)	189	21,504
Fortinet, Inc. (a)	2,546	214,653
Fujitsu Ltd. - ADR	27,049	540,980
Gartner, Inc. (a)	310	46,032
International Business Machines Corp.	4,159	960,646
Logitech International SA	2,250	220,785
NetApp, Inc.	839	92,936
Nomura Research Institute Ltd. - ADR	7,033	189,891
Obic Co. Ltd.	5,262	139,722
Sandisk Corp. (a)	632	692,994
Seagate Technology Holdings PLC	970	653,431
Super Micro Computer, Inc. (a)	2,099	57,513
		20,773,382

Electrical Components & Equipment - 4.7%
Delta Electronics, Inc.	98,455	6,727,424

Electronics - 3.1%
Celestica, Inc. (a)	1,869	765,781
Coherent Corp. (a)	802	256,407
Halma PLC - ADR	2,974	356,999
Ibiden Co. Ltd.	4,479	385,290
Jabil, Inc.	426	143,771
Kyocera Corp. - ADR	22,226	417,849
Murata Manufacturing Co. Ltd. - ADR	60,022	1,005,369
SCREEN Holdings Co. Ltd.	3,052	199,240
TDK Corp.	31,155	574,669
TE Connectivity PLC	1,301	275,370
Trimble, Inc. (a)	888	59,780
		4,440,525

Energy-Alternate Sources - 0.1%
First Solar, Inc. (a)	448	90,447

Healthcare-Products - 0.3%
FUJIFILM Holdings Corp. - ADR	39,568	361,652

Internet - 2.3%
CDW Corp.	488	66,812
F5, Inc. (a)	198	64,132
GoDaddy, Inc. - Class A (a)	581	50,425
Palo Alto Networks, Inc. (a)	3,677	659,360
Shopify, Inc. - Class A (a)	19,573	2,371,021
VeriSign, Inc.	325	87,314
		3,299,064

Machinery-Diversified - 1.4%
Hexagon AB - ADR	35,041	378,443
Keyence Corp.	3,205	1,458,259
Omron Corp. - ADR	3,451	125,582
		1,962,284

Office-Business Equipment - 0.3%
Canon, Inc. - ADR	14,562	372,641

The accompanying notes are an integral part of these financial statements.

Zebra Technologies Corp. - Class A (a)	199	45,026
		417,667

Semiconductors - 53.7% (b)
Advanced Micro Devices, Inc. (a)	7,312	2,592,031
Advantest Corp. - ADR	11,489	2,148,443
Analog Devices, Inc.	2,167	871,697
Applied Materials, Inc.	3,527	1,391,366
ASM International NV	720	701,520
ASML Holding NV	4,434	6,358,063
BE Semiconductor Industries NV	1,142	331,154
Broadcom, Inc.	16,234	6,776,559
Disco Corp. - ADR	14,863	715,059
Infineon Technologies AG - ADR	20,913	1,398,662
KLA Corp.	592	1,036,207
Lam Research Corp.	5,555	1,432,412
Lasertec Corp. - ADR	6,612	367,032
MediaTek, Inc.	82,151	6,767,161
Microchip Technology, Inc.	2,214	205,703
Micron Technology, Inc.	5,006	2,588,903
Monolithic Power Systems, Inc.	223	360,014
NVIDIA Corp.	80,360	16,037,445
NXP Semiconductors NV	1,240	364,052
ON Semiconductor Corp. (a)	1,825	183,978
QUALCOMM, Inc.	4,895	879,044
Renesas Electronics Corp. - ADR	59,737	614,096
Skyworks Solutions, Inc.	595	41,751
STMicroelectronics NV	10,315	556,539
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	41,766	16,541,842
Teradyne, Inc.	696	239,055
Texas Instruments, Inc.	4,036	1,134,439
Tokyo Electron Ltd. - ADR	15,030	2,259,009
United Microelectronics Corp. - ADR	119,543	1,561,232
		76,454,468

Software - 15.0%
Adobe, Inc. (a)	1,933	475,711
Akamai Technologies, Inc. (a)	590	60,758
Autodesk, Inc. (a)	981	232,497
Cadence Design Systems, Inc. (a)	1,172	386,280
Constellation Software, Inc.	314	570,716
Dassault Systemes SE - ADR	10,646	238,896
Fair Isaac Corp. (a)	95	97,375
Microsoft Corp.	31,163	12,707,648
Oracle Corp.	7,550	1,218,495
PTC, Inc. (a)	460	62,698
Roper Technologies, Inc.	428	151,859
Sage Group PLC - ADR	3,906	189,441
Salesforce, Inc.	4,289	757,137
SAP SE - ADR	16,241	2,752,687
ServiceNow, Inc. (a)	4,658	411,348
Synopsys, Inc. (a)	903	435,788
Temenos AG - ADR	1,027	97,164
Tyler Technologies, Inc. (a)	175	59,700
WiseTech Global Ltd.	3,370	103,504
Workday, Inc. - Class A (a)	861	105,386
Xero Ltd. (a)	2,638	151,803
		21,266,891

Telecommunications - 4.2%
Arista Networks, Inc. (a)	4,596	793,775
Ciena Corp. (a)	609	321,296
Cisco Systems, Inc.	17,590	1,609,485
Corning, Inc.	3,562	585,023
Nokia Oyj - ADR	88,131	1,137,771
Telefonaktiebolaget LM Ericsson - ADR	46,371	547,642

The accompanying notes are an integral part of these financial statements.

Xiaomi Corp. - ADR (a)	54,763	1,031,735
		6,026,727
TOTAL COMMON STOCKS (Cost $98,800,283)		141,820,531

TOTAL INVESTMENTS - 99.7% (Cost $98,800,283)		141,820,531
Other Assets in Excess of Liabilities - 0.3%		454,177
TOTAL NET ASSETS - 100.0%		$142,274,708

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	Non-income producing security.

(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

Allocation of Portfolio Holdings by Country as of April 30, 2026

(% of Net Assets)

United States	$76,441,363	53.7%
Taiwan	31,597,659	22.2
Japan	11,874,783	8.3
Netherlands	7,754,789	5.5
Germany	4,151,349	2.9
Canada	3,905,314	2.7
Finland	1,137,771	0.8
China	1,031,735	0.7
Sweden	926,085	0.7
Switzerland	874,488	0.6
Ireland	783,443	0.6
United Kingdom	546,440	0.4
France	540,005	0.4
New Zealand	151,803	0.1
Australia	103,504	0.1
Other Assets in Excess of Liabilities	454,177	0.3
	$142,274,708	100.0%

The accompanying notes are an integral part of these financial statements.

SP Funds S&P World (ex-US) ETF

Schedule of Investments

April 30, 2026 (Unaudited)

COMMON STOCKS - 99.3%	Shares	Value
Aerospace/Defense - 0.1%
Aselsan Elektronik Sanayi Ve Ticaret AS	21,514	$200,095

Airlines - 0.1%
Ryanair Holdings PLC - ADR	2,018	110,284

Apparel - 0.7%
adidas AG - ADR	2,866	248,052
Asics Corp. - ADR	5,857	164,845
Eclat Textile Co. Ltd.	4,249	44,858
Hermes International SCA - ADR	2,796	533,645
Shenzhou International Group Holdings Ltd. - ADR	14,572	86,995
		1,078,395

Auto Manufacturers - 1.5%
BYD Co. Ltd. - ADR	67,123	894,078
BYD Co. Ltd. - Class A	7,607	114,634
Ferrari NV	908	312,455
Great Wall Motor Co. Ltd. - ADR	4,206	67,506
Kia Corp.	2,014	206,125
Li Auto, Inc. - Class A (a)	21,709	187,196
NIO, Inc. - Class A (a)	33,376	209,619
Subaru Corp. - ADR	9,568	70,708
Suzuki Motor Corp. - ADR	3,985	177,173
Zhejiang Leapmotor Technology Co. Ltd. - Class H (a)(b)	8,046	48,705
		2,288,199

Auto Parts & Equipment - 0.7%
Bridgestone Corp. - ADR	18,981	196,833
Contemporary Amperex Technology Co. Ltd. - Class A	5,883	375,347
Contemporary Amperex Technology Co. Ltd. - Class H	1,208	93,756
Denso Corp. - ADR	15,758	188,623
Fuyao Glass Industry Group Co. Ltd. - Class H (b)	10,988	83,458
Hyundai Mobis Co. Ltd.	455	130,377
LG Energy Solution Ltd. (a)	319	99,042
		1,167,436

Banks - 0.9%
Abu Dhabi Islamic Bank PJSC	26,333	157,156
Al Rajhi Bank	52,046	951,265
Alinma Bank	26,612	172,567
Bank AlBilad	13,340	89,135
Dubai Islamic Bank PJSC	52,569	102,193
		1,472,316

Beverages - 0.3%
Arca Continental SAB de CV	8,856	106,194
Coca-Cola Femsa SAB de CV - ADR	884	89,797
Nongfu Spring Co. Ltd. - Class H (b)	32,884	196,454
		392,445

Biotechnology - 0.9%
3SBio, Inc. (b)	33,514	98,996
BeOne Medicines Ltd. - ADR (a)	1,284	379,127
CSL Ltd. - ADR	15,620	351,919
Genmab AS (a)	502	133,182
Innovent Biologics, Inc. (a)(b)	25,756	295,904
Samsung Biologics Co. Ltd. (a)(b)	84	83,252
		1,342,380

The accompanying notes are an integral part of these financial statements.

Building Materials - 0.9%
Anhui Conch Cement Co. Ltd. - ADR	4,256	53,477
Geberit AG - ADR	2,599	175,692
Kingspan Group PLC - ADR	1,233	115,384
Mitsubishi Electric Corp. - ADR	8,573	688,755
Nibe Industrier AB - Class B (a)	12,393	55,349
Sika AG - ADR	12,998	239,826
Svenska Cellulosa AB SCA - Class B	3,296	37,406
		1,365,889

Chemicals - 2.1%
Air Liquide SA - ADR	23,311	1,004,937
Chandra Asri Pacific Tbk PT	235,912	72,232
DSM-Firmenich AG	1,998	148,969
Givaudan SA - ADR	3,270	232,955
Nitto Denko Corp. - ADR	5,638	107,799
Novonesis Novozymes B - ADR	2,693	164,812
SABIC Agri-Nutrients Co.	4,211	163,590
Saudi Arabian Mining Co. (a)	24,172	422,792
Saudi Basic Industries Corp.	15,982	261,004
Shin-Etsu Chemical Co. Ltd. - ADR	32,103	742,863
		3,321,953

Coal - 0.3%
China Shenhua Energy Co. Ltd. - ADR	15,356	379,754
China Shenhua Energy Co. Ltd. - Class A	10,839	76,134
		455,888

Commercial Services - 1.4%
Brambles Ltd. - ADR	5,442	178,770
Dai Nippon Printing Co. Ltd. - ADR	7,065	65,704
Experian PLC - ADR	7,387	270,364
Intertek Group PLC - ADR	1,247	80,190
New Oriental Education & Technology Group, Inc. - ADR	2,480	135,631
Recruit Holdings Co. Ltd. - ADR	63,168	585,567
RELX PLC - ADR	14,727	538,861
SGS SA - ADR	12,984	139,968
Wolters Kluwer NV - ADR	1,877	147,326
		2,142,381

Computers - 2.0%
Advantech Co. Ltd.	9,039	102,559
Asia Vital Components Co. Ltd.	6,063	542,493
Asustek Computer, Inc.	12,781	234,366
Capgemini SE - ADR	6,185	149,924
CGI, Inc.	1,594	104,124
Elm Co.	445	69,529
Fujitsu Ltd. - ADR	13,807	276,140
Gigabyte Technology Co. Ltd.	9,655	83,189
Hygon Information Technology Co. Ltd. - Class A	2,937	127,324
Infosys Ltd. - ADR	62,558	779,473
Logitech International SA	1,194	117,163
Nomura Research Institute Ltd. - ADR	3,460	93,420
Obic Co. Ltd.	2,490	66,117
Wipro Ltd. - ADR	55,411	113,038
Wiwynn Corp.	2,068	305,130
		3,163,989

Cosmetics/Personal Care - 1.7%
Beiersdorf AG - ADR	3,870	64,203
Essity AB - Class B	4,837	127,828
Giant Biogene Holding Co. ltd (b)	8,669	33,420
Haleon PLC - ADR	35,708	329,942
Kao Corp. - ADR	18,941	139,595
L'Oreal SA - ADR	9,248	796,262

The accompanying notes are an integral part of these financial statements.

Shiseido Co. Ltd. - ADR	3,218	65,969
Unicharm Corp. - ADR	20,585	61,343
Unilever PLC - ADR	17,394	1,025,898
		2,644,460

Distribution/Wholesale - 0.3%
AddTech AB - Class B	1,901	68,504
Pop Mart International Group Ltd. (b)	12,172	244,256
Toromont Industries Ltd.	615	95,438
		408,198

Electric - 0.3%
Abu Dhabi National Energy Co. PJSC	61,028	38,383
ACWA Power Co. (a)	4,046	181,452
Dian Swastatika Sentosa Tbk PT (a)	688,508	64,237
Dubai Electricity & Water Authority PJSC	163,407	117,898
Origin Energy Ltd.	13,538	117,771
		519,741

Electrical Components & Equipment - 3.9%
ABB Ltd.	12,393	1,243,024
Delta Electronics, Inc.	35,113	2,399,269
Fortune Electric Co. Ltd.	4,033	113,030
Fujikura Ltd.	13,200	502,966
Legrand SA - ADR	10,606	378,899
Schneider Electric SE - ADR	21,702	1,368,745
		6,005,933

Electronics - 4.5%
Assa Abloy AB - ADR	16,119	308,679
Bizlink Holding, Inc.	3,091	270,229
BYD Electronic International Co. Ltd.	13,836	46,734
Celestica, Inc. (a)	910	372,852
Chroma ATE, Inc.	7,219	483,021
Delta Electronics Thailand PCL	83,684	811,232
E Ink Holdings, Inc.	16,915	73,405
Elite Material Co. Ltd.	5,917	848,767
Foxconn Industrial Internet Co. Ltd. - Class A	20,908	192,385
Gold Circuit Electronics Ltd.	5,991	262,825
Halma PLC - ADR	1,507	180,900
Hoya Corp. - ADR	2,697	503,800
Jentech Precision Industrial Co. Ltd.	1,502	255,038
Kyocera Corp. - ADR	11,166	209,921
Lotes Co. Ltd.	1,628	134,363
Micro-Star International Co. Ltd.	12,996	40,074
Murata Manufacturing Co. Ltd. - ADR	29,696	497,408
Samsung Electro-Mechanics Co. Ltd.	431	241,769
SCREEN Holdings Co. Ltd.	1,368	89,306
Shimadzu Corp.	2,214	51,315
Silergy Corp.	6,062	81,695
TDK Corp.	15,564	287,086
Tripod Technology Corp.	8,242	116,667
Unimicron Technology Corp.	23,347	650,646
		7,010,117

Energy-Alternate Sources - 0.2%
Vestas Wind Systems AS - ADR	24,717	252,855

Engineering & Construction - 0.8%
Aena SME SA (b)	5,844	159,317
Airports of Thailand PCL	77,707	122,172
AtkinsRealis Group, Inc.	1,272	87,594
Grupo Aeroportuario del Centro Norte SAB de CV	4,833	63,614
Grupo Aeroportuario del Pacifico SAB de CV - ADR	729	183,613
Grupo Aeroportuario del Sureste SAB de CV - ADR	300	91,752

The accompanying notes are an integral part of these financial statements.

Samsung C&T Corp.	696	140,073
Skanska AB - Class B	2,829	75,679
Stantec, Inc.	839	76,472
United Integrated Services Co. Ltd.	3,040	91,149
WSP Global, Inc.	1,025	170,193
		1,261,628

Environmental Control - 0.2%
Waste Connections, Inc.	2,044	336,026

Food - 2.1%	7,589	248,388
Ajinomoto Co., Inc. - ADR (a)
Almarai Co. JSC	8,793	97,015
Bid Corp. Ltd.	6,040	147,423
BIM Birlesik Magazalar AS	7,872	129,183
Chocoladefabriken Lindt & Spruengli AG	1	129,020
Chocoladefabriken Lindt & Spruengli AG	7	85,704
Kerry Group PLC - ADR	1,233	105,039
Nestle SA - ADR	20,744	2,105,101
Orkla ASA - ADR	6,038	74,871
SD Guthrie Bhd	67,743	105,755
Want Want China Holdings Ltd.	83,596	47,167
		3,274,666

Forest Products & Paper - 0.1%
UPM-Kymmene Oyj - ADR	4,238	126,547

Hand/Machine Tools - 0.4%
Fuji Electric Co. Ltd.	1,204	100,535
Makita Corp. - ADR	2,232	83,990
NIDEC CORP - ADR (a)	35,334	131,443
Schindler Holding AG	311	108,724
Techtronic Industries Co. Ltd. - ADR	2,209	159,876
		584,568

Healthcare-Products - 1.2%
Alcon AG	3,998	297,632
Cochlear Ltd. - ADR	1,030	34,994
Coloplast AS - ADR	10,042	61,658
EssilorLuxottica SA - ADR	4,685	499,374
Fisher & Paykel Healthcare Corp. Ltd.	4,451	95,780
FUJIFILM Holdings Corp. - ADR	20,212	184,738
Lifco AB - Class B (a)	1,798	55,775
Olympus Corp.	9,265	91,435
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. - Class A	1,465	36,102
Siemens Healthineers AG - ADR	4,667	95,347
Smith & Nephew PLC - ADR	3,460	107,018
Sonova Holding AG - ADR	1,990	87,401
Straumann Holding AG - ADR	9,068	97,572
Sysmex Corp. - ADR	3,841	33,493
Terumo Corp. - ADR	12,018	152,148
		1,930,467

Healthcare-Services - 0.7%
Bangkok Dusit Medical Services PCL	86,457	48,536
Dr Sulaiman Al Habib Medical Services Group Co.	1,821	117,694
ICON PLC (a)	626	74,075
IHH Healthcare Bhd	56,137	124,670
Lonza Group AG - ADR	5,621	345,298
WuXi AppTec Co. Ltd. - Class H (b)	7,775	134,980
Wuxi Biologics Cayman, Inc. - ADR (a)	32,456	274,662
		1,119,915

Home Builders - 0.0% (c)
Sekisui Chemical Co. Ltd.	3,195	48,291

The accompanying notes are an integral part of these financial statements.

Home Furnishings - 0.3%
Haier Smart Home Co. Ltd. - ADR	10,576	119,403
Lite-On Technology Corp.	39,895	209,016
Midea Group Co. Ltd. - Class A	9,950	118,084
Midea Group Co. Ltd. - Class H	8,003	91,638
		538,141

Household Products/Wares - 0.3%
Henkel AG & Co. KGaA - ADR	3,200	54,944
Reckitt Benckiser Group PLC - ADR	26,352	337,569
		392,513

Internet - 6.4%
Alibaba Group Holding Ltd. - ADR	42,659	5,625,869
Allegro.eu SA (a)(b)	14,067	115,287
Autotrader Group PLC - ADR	28,749	47,982
CAR Group Ltd.	2,867	52,293
JD.com, Inc. - ADR	26,269	796,476
Kanzhun Ltd. - ADR	6,646	89,854
MakeMyTrip Ltd. (a)	1,248	58,918
Meitu, Inc. (b)	54,347	28,860
Meituan - ADR (a)	51,013	1,106,472
PDD Holdings, Inc. - ADR (a)	14,245	1,422,791
Trend Micro, Inc. - ADR	1,009	34,780
Trip.com Group Ltd. (a)	11,000	586,667
Vipshop Holdings Ltd. - ADR	4,064	58,481
		10,024,730

Investment Companies - 0.0% (c)
EXOR NV	685	53,676

Iron/Steel - 0.2%
BlueScope Steel Ltd.	3,483	74,597
Fortescue Ltd. - ADR	6,797	195,448
		270,045

Leisure Time - 0.2%
Amadeus IT Group SA - ADR	3,630	208,434
Shimano, Inc. - ADR	6,577	68,993
		277,427

Lodging - 0.1%
H World Group Ltd. - ADR	3,055	157,760

Machinery-Construction & Mining - 2.5%
Epiroc AB - ADR	5,020	144,426
HD Hyundai Electric Co. Ltd.	158	133,371
Hitachi Ltd. - ADR	36,518	1,156,890
Metso Oyj	5,653	97,347
Mitsubishi Heavy Industries Ltd.	27,066	797,100
Sandvik AB - ADR	8,656	363,552
Siemens Energy AG - ADR	5,883	1,249,843
		3,942,529

Machinery-Diversified - 1.8%
Atlas Copco AB - ADR	12,628	214,802
Atlas Copco AB - ADR	20,110	391,139
Daifuku Co. Ltd. - ADR	6,170	134,074
Ebara Corp.	3,293	111,942
FANUC Corp. - ADR	15,151	335,746
Hexagon AB - ADR	16,630	179,604
Keyence Corp.	1,606	730,722
Kone Oyj - ADR	6,231	198,146
SMC Corp. - ADR	9,817	240,026

The accompanying notes are an integral part of these financial statements.

WEG SA	26,684	241,540
		2,777,741

Media - 0.1%
Pearson PLC - ADR	5,263	77,261
Thomson Reuters Corp.	1,030	98,331
		175,592

Metal Fabricate/Hardware - 0.1%
SKF AB - ADR	2,650	66,608
Tenaris SA - ADR	1,280	81,792
		148,400

Mining - 5.2%
Agnico Eagle Mines Ltd.	4,045	759,102
Amman Mineral Internasional PT (a)	250,555	73,820
Antofagasta PLC	2,759	133,072
BHP Group Ltd. - ADR	20,707	1,642,065
Boliden AB - ADR	1,086	114,812
Cameco Corp.	3,472	425,946
CMOC Group Ltd. - Class H	65,703	147,614
Gold Fields Ltd. - ADR	16,392	696,332
Grupo Mexico SAB de CV - Class B	56,403	616,787
Impala Platinum Holdings Ltd. - ADR	16,517	233,220
Ivanhoe Mines Ltd. - Class A (a)	5,454	44,078
Kinross Gold Corp.	9,751	294,801
Norsk Hydro ASA - ADR	10,627	120,298
Northam Platinum Holdings Ltd.	6,222	119,224
Pan American Silver Corp.	3,383	176,669
Press Metal Aluminium Holdings Bhd	67,296	146,233
Rio Tinto Ltd.	2,810	338,189
Rio Tinto PLC - ADR	8,573	861,415
South32 Ltd. - ADR	7,238	107,339
Southern Copper Corp.	1,493	256,330
Valterra Platinum Ltd.	4,800	383,713
Wheaton Precious Metals Corp.	3,652	460,370
		8,151,429

Miscellaneous Manufacturing - 0.3%
Airtac International Group	2,603	119,534
Alfa Laval AB - ADR	2,280	136,253
Diploma PLC	1,042	98,264
Indutrade AB	2,007	42,778
Sunny Optical Technology Group Co. Ltd. - ADR	1,208	99,241
		496,070

Office-Business Equipment - 0.1%
Canon, Inc. - ADR	7,230	185,016

Oil & Gas - 2.2%
ADNOC Drilling Co. PJSC	46,435	71,557
ARC Resources Ltd.	4,488	106,240
Canadian Natural Resources Ltd.	16,742	797,554
Cenovus Energy, Inc.	11,059	322,889
Imperial Oil Ltd.	1,243	166,172
Neste Oyj - ADR	7,010	121,553
PTT Exploration & Production PCL	25,156	118,844
Saudi Arabian Oil Co. (b)	103,372	765,127
Suncor Energy, Inc.	9,657	660,402
Tourmaline Oil Corp.	2,936	141,936
Turkiye Petrol Rafinerileri AS	16,391	98,307
		3,370,581

Pharmaceuticals - 8.2%
Astellas Pharma, Inc. - ADR	14,584	208,551

The accompanying notes are an integral part of these financial statements.

AstraZeneca PLC	12,381	2,319,828
Celltrion, Inc.	1,234	166,813
Chugai Pharmaceutical Co. Ltd. - ADR	10,357	284,403
CSPC Pharmaceutical Group Ltd.	144,346	154,964
Daiichi Sankyo Co. Ltd. - ADR	15,181	249,120
Dr Reddy's Laboratories Ltd. - ADR	11,042	150,613
Eisai Co. Ltd.	2,249	67,267
Galderma Group AG	1,468	307,472
GSK PLC - ADR	16,371	856,367
Jiangsu Hengrui Pharmaceuticals Co. Ltd. - Class A	8,859	69,849
Merck KGaA - ADR	5,216	135,094
Novartis AG - ADR	15,354	2,270,089
Novo Nordisk AS - ADR	24,865	1,049,800
Orion Oyj - Class B	840	67,694
Otsuka Holdings Co. Ltd. - ADR	8,241	304,011
Roche Holding AG - ADR	45,262	2,302,931
Roche Holding AG	228	95,217
Sandoz Group AG - ADR	3,490	279,933
Sanofi SA - ADR	17,466	813,566
Shionogi & Co. Ltd. - ADR	12,843	129,329
Sigma Healthcare Ltd.	46,370	93,012
Sino Biopharmaceutical Ltd.	180,553	124,921
UCB SA - ADR	1,889	253,485
		12,754,329

Pipelines - 0.1%
Adnoc Gas PLC	125,406	115,064
Petronas Gas Bhd	17,565	78,814
		193,878

Real Estate - 0.5%
Aldar Properties PJSC	68,500	143,792
Daito Trust Construction Co. Ltd. - ADR	9,975	55,785
Emaar Properties PJSC	112,302	360,795
FirstService Corp.	279	37,309
KE Holdings, Inc. - Class A	36,085	194,941
		792,622

Retail - 2.8%
Alibaba Health Information Technology Ltd. (a)	105,361	58,775
ANTA Sports Products Ltd. - ADR	831	218,121
Associated British Foods PLC - ADR	2,449	61,335
Cie Financiere Richemont SA - ADR	43,094	820,079
Clicks Group Ltd. - ADR	2,093	66,306
Dollarama, Inc.	2,223	283,530
Fast Retailing Co. Ltd. - ADR	16,762	790,831
H & M Hennes & Mauritz AB - ADR	19,406	68,911
Industria de Diseno Textil SA - ADR	35,851	535,255
JD Health International, Inc. (a)(b)	18,560	107,469
JUMBO SA	1,996	54,414
Laopu Gold Co. Ltd. - Class H	819	57,710
Li Ning Co. Ltd. - ADR	1,639	106,699
MatsukiyoCocokara & Co.	3,027	44,158
Moncler SpA	1,825	109,695
Mr Price Group Ltd.	4,658	43,512
Nitori Holdings Co. Ltd. - ADR	6,995	50,784
Pan Pacific International Holdings Corp. - ADR	10,757	121,662
Raia Drogasil SA	23,572	103,421
Ryohin Keikaku Co. Ltd.	4,451	102,736
Wesfarmers Ltd. - ADR	18,318	485,152
		4,290,555

Semiconductors - 34.0% (d)
Advantest Corp. - ADR	5,850	1,093,950
Alchip Technologies Ltd.	1,437	187,536

The accompanying notes are an integral part of these financial statements.

ARM Holdings PLC - ADR (a)	897	188,657
ASM International NV	328	319,582
ASML Holding NV	3,109	4,458,101
ASPEED Technology, Inc.	481	250,106
Disco Corp. - ADR	7,603	365,780
eMemory Technology, Inc.	1,101	135,347
Global Unichip Corp.	1,501	201,810
Infineon Technologies AG - ADR	10,461	699,632
King Yuan Electronics Co. Ltd.	20,373	194,506
Lasertec Corp. - ADR	3,232	179,408
MediaTek, Inc.	29,073	2,394,879
Novatek Microelectronics Corp.	11,006	142,071
Realtek Semiconductor Corp.	9,246	156,705
Samsung Electronics Co. Ltd.	39,895	5,930,992
SK hynix, Inc.	4,326	3,750,833
STMicroelectronics NV	5,064	273,225
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	76,571	30,326,710
Tokyo Electron Ltd. - ADR	7,581	1,139,424
United Microelectronics Corp. - ADR	42,822	559,255
Vanguard International Semiconductor Corp.	18,954	87,040
		53,035,549

Shipbuilding - 0.2%
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	347	107,970
Yangzijiang Shipbuilding Holdings Ltd.	51,624	174,708
		282,678

Software - 1.5%
Cambricon Technologies Corp. Ltd. - Class A (a)	603	150,004
Constellation Software, Inc.	139	252,642
Dassault Systemes SE - ADR	5,402	121,221
Descartes Systems Group, Inc. (a)	629	45,293
Kingdee International Software Group Co. Ltd. (a)	51,561	56,275
Pro Medicus Ltd.	425	41,066
Sage Group PLC - ADR	1,878	91,083
SAP SE - ADR	8,208	1,391,174
TOTVS SA	9,067	58,234
WiseTech Global Ltd.	1,428	43,859
Xero Ltd. (a)	1,275	73,369
		2,324,220

Telecommunications - 2.7%
Accton Technology Corp.	9,222	663,610
Advanced Info Service PCL	19,376	202,096
CELCOMDIGI BHD	61,736	46,634
Chunghwa Telecom Co. Ltd. - ADR	6,843	296,576
Etihad Etisalat Co.	6,815	118,111
Far EasTone Telecommunications Co. Ltd.	32,066	95,638
Hellenic Telecommunications Organization SA - ADR	6,278	67,102
Nokia Oyj - ADR	42,026	542,556
Saudi Telecom Co.	33,835	392,794
Singapore Telecommunications Ltd. - ADR	5,801	209,764
Taiwan Mobile Co. Ltd.	31,720	111,625
Telefonaktiebolaget LM Ericsson - ADR	23,557	278,208
Telekom Malaysia Bhd	44,270	83,379
Xiaomi Corp. - ADR (a)	62,334	1,174,373
		4,282,466

Toys/Games/Hobbies - 0.0% (c)
Sanrio Co. Ltd.	8,284	48,370

Transportation - 1.2%
Canadian National Railway Co.	4,439	497,581
Canadian Pacific Kansas City Ltd.	7,259	630,063
J&T Global Express Ltd. (a)	106,496	133,226

The accompanying notes are an integral part of these financial statements.

Kawasaki Kisen Kaisha Ltd.	5,204	85,098
Kuehne + Nagel International AG - ADR	2,087	97,964
SITC International Holdings Co. Ltd.	23,515	98,097
TFI International, Inc.	615	87,820
ZTO Express Cayman, Inc.	7,588	189,367
		1,819,216
TOTAL COMMON STOCKS (Cost $123,741,771)		154,810,595

REAL ESTATE INVESTMENT TRUSTS - 0.2%	Shares	Value
Warehouse & Industry - 0.2%
Goodman Group	16,395	348,664
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $355,525)		348,664

TOTAL INVESTMENTS - 99.5% (Cost $124,097,296)		155,159,259
Other Assets in Excess of Liabilities - 0.5%		763,399
TOTAL NET ASSETS - 100.0%		$155,922,658

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	Non-income producing security.

(b)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2026, the value of these securities total $2,395,485 or 1.5% of the Fund’s net assets.

(c)	Represents less than 0.05% of net assets.

(d)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

The accompanying notes are an integral part of these financial statements.

Allocation of Portfolio Holdings by Country as of April 30, 2026
(% of Net Assets)
Taiwan	$43,183,042	27.7%
Japan	16,023,673	10.3
Switzerland	12,000,959	7.7
South Korea	10,990,617	7.0
China	10,124,057	6.5
Canada	7,531,427	4.8
United Kingdom	7,202,570	4.6
Hong Kong	6,161,439	4.0
France	5,666,573	3.6
Netherlands	4,978,685	3.2
Australia	4,105,138	2.6
Germany	3,938,289	2.5
Saudi Arabia	3,802,075	2.4
Sweden	2,730,313	1.8
Ireland	2,097,937	1.3
South Africa	1,689,730	1.1
Denmark	1,662,307	1.1
Thailand	1,302,880	0.8
Finland	1,153,843	0.7
Mexico	1,151,757	0.7
United Arab Emirates	1,106,838	0.7
India	1,102,042	0.7
Spain	903,006	0.6
Singapore	796,431	0.5
United States	635,457	0.4
Malaysia	585,485	0.4
Turkey	427,585	0.3
Italy	422,150	0.3
Brazil	403,195	0.3
Belgium	253,485	0.2
Indonesia	210,289	0.1
Norway	195,169	0.1
New Zealand	169,149	0.1
Chile	133,072	0.1
Greece	121,516	0.1
Poland	115,287	0.1
Luxembourg	81,792	0.1
Other Assets in Excess of Liabilities	763,399	0.5
	$155,922,658	100.0%

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities (Unaudited) April 30, 2026
	SP Funds 2030 Target Date Fund	SP Funds 2040 Target Date Fund	SP Funds 2050 Target Date Fund	SP Funds S&P Global Technology ETF	SP Funds S&P World (ex-US) ETF
ASSETS:
Investments in unaffiliated securities, at value (Note 2)	$133,029	$–	$–	$141,820,531	$155,159,259
Investments in affiliated securities, at value (Note 7)	5,337,745	6,721,890	4,946,199	–	–
Cash	69,530	252,869	139,388	460,230	473,279
Receivable for fund shares sold	12	100,001	33,109	1,038,502	–
Receivable for investments sold	–	–	–	308	–
Dividends receivable	–	–	–	34,916	230,777
Dividend tax reclaims receivable	–	–	–	12,865	70,738
Foreign currency, at value	–	–	–	8,044	53,845
Prepaid expenses and other assets	6,033	2,574	634	–	–
Total assets	5,546,349	7,077,334	5,119,330	143,375,396	155,987,898

LIABILITIES:
Payable for fund shares redeemed	6,806	–	–	–	–
Payable for distribution and shareholder servicing fees	2,482	2,121	1,654	–	–
Payable to Adviser (Note 4)	2,006	2,709	1,530	55,001	65,218
Payable for investments purchased	–	–	–	1,045,687	22
Total liabilities	11,294	4,830	3,184	1,100,688	65,240
NET ASSETS	$5,535,055	$7,072,504	$5,116,146	$142,274,708	$155,922,658

NET ASSETS CONSIST OF:
Paid-in capital	$4,935,356	$5,834,945	$4,282,475	$100,589,989	$126,052,282
Total distributable earnings	599,699	1,237,559	833,671	41,684,719	29,870,376
Total net assets	$5,535,055	$7,072,504	$5,116,146	$142,274,708	$155,922,658

Net assets	$–	$–	$–	$142,274,708	$155,922,658
Shares issued and outstanding (a)	–	–	–	3,425,000	4,975,000
Net asset value per share	$–	$–	$–	$41.54	$31.34

Institutional Class
Net assets	$2,026,812	$2,526,737	$2,911,015	$–	$–
Shares issued and outstanding (a)	90,174	97,091	115,654	–	–
Net asset value per share	$22.48	$26.02	$25.17	$–	$–

Investor Class
Net assets	$3,508,243	$4,545,767	$2,205,131	$–	$–
Shares issued and outstanding (a)	156,639	175,748	87,878	–	–
Net asset value per share	$22.40	$25.87	$25.09	$–	$–

COST:
Investments in unaffiliated securities, at cost	$92,267	$–	$–	$98,800,283	$124,097,296
Investments in affiliated securities, at cost	$4,906,507	$5,926,004	$4,234,956	$–	$–
Foreign currency, at cost	$–	$–	$–	$8,041	$53,892

(a)	Unlimited shares authorized without par value

The accompanying notes are an integral part of these financial statements.

Statements of Operations (Unaudited)

For the Period Ended April 30, 2026

	SP Funds 2030 Target Date Fund	SP Funds 2040 Target Date Fund	SP Funds 2050 Target Date Fund	SP Funds S&P Global Technology ETF	SP Funds S&P World (ex-US) ETF
INVESTMENT INCOME:
Dividend income from affiliated securities	$101,613	$36,466	$32,157	$–	$–
Dividend income from unaffiliated securities	–	–	–	374,275	1,148,357
Less: dividend withholding taxes	–	–	–	(40,414)	(131,233)
Less: issuance fees	–	–	–	(7,118)	(26,947)
Total investment income	101,613	36,466	32,157	326,743	990,177

EXPENSES:
Investment advisory fee (Note 4)	12,198	12,640	9,281	268,158	308,447
Distribution expenses - Investor Class	4,421	3,981	2,364	–	–
Shareholder service costs - Investor Class	2,653	2,389	1,419	–	–
Income tax expense	–	7	12	–	–
Other expenses and fees	–	–	–	–	1,092
Total expenses	19,272	19,017	13,076	268,158	309,539
NET INVESTMENT INCOME	82,341	17,449	19,081	58,585	680,638

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	24,271	–	–	(531,939)	97,169
Investments in affiliated securities	98,273	434,190	123,467	–	–
Foreign currency translation	–	–	–	(15,952)	(16,384)
Net realized gain (loss)	122,544	434,190	123,467	(547,891)	80,785
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	(1,432)	–	–	18,005,391	17,271,798
Investments in affiliated securities	44,583	249,429	318,249	–	–
Foreign currency translation	–	–	–	951	1,281
Net change in unrealized appreciation
(depreciation)	43,151	249,429	318,249	18,006,342	17,273,079
Net realized and unrealized gain (loss)	165,695	683,619	441,716	17,458,451	17,353,864
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$248,036	$701,068	$460,797	$17,517,036	$18,034,502

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	SP Funds 2030 Target Date Fund		SP Funds 2040 Target Date Fund
	Period ended April 30, 2026 (Unaudited)	Year ended October 31, 2025	Period ended April 30, 2026 (Unaudited)	Year ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$82,341	$65,976	$17,449	$5,483
Net realized gain (loss)	122,544	14,360	434,190	603
Net change in unrealized appreciation/(depreciation)	43,151	445,324	249,429	562,797
Net increase (decrease) in net assets from operations	248,036	525,660	701,068	568,883

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Institutional Class	(30,294)	(33,629)	(4,273)	(3,770)
From earnings - Investor Class	(52,160)	(48,521)	(8,635)	(4,088)
Total distributions to shareholders	(82,454)	(82,150)	(12,908)	(7,858)

CAPITAL TRANSACTIONS:
Shares sold - Institutional Class	106,497	167,544	2,957,666	482,876
Shares issued from reinvestment of distributions - Institutional Class	30,294	33,629	4,274	3,770
Shares redeemed - Institutional Class	(33,229)	(36,791)	(1,877,450)	(5,442)
Shares sold - Investor Class	243,586	1,346,262	1,822,427	1,261,352
Shares issued from reinvestment of distributions - Investor Class	52,160	48,521	8,636	4,088
Shares redeemed - Investor Class	(568,745)	(175,592)	(209,497)	(175,537)
Net increase (decrease) in net assets from capital transactions	(169,437)	1,383,573	2,706,056	1,571,107

NET INCREASE (DECREASE) IN NET ASSETS	(3,855)	1,827,083	3,394,216	2,132,132

NET ASSETS:
Beginning of the period	5,538,910	3,711,827	3,678,288	1,546,156
End of the period	$5,535,055	$5,538,910	$7,072,504	$3,678,288

SHARES TRANSACTIONS
Shares sold - Institutional Class	4,916	8,435	123,743	25,153
Shares issued from reinvestment of distributions - Institutional Class	1,389	1,683	184	191
Shares redeemed - Institutional Class	(1,526)	(1,829)	(76,003)	(274)
Shares sold - Investor Class	11,157	64,850	76,841	58,654
Shares issued from reinvestment of distributions - Investor Class	2,403	2,436	373	207
Shares redeemed - Investor Class	(25,885)	(8,957)	(8,838)	(8,518)
Total increase (decrease) in shares outstanding	(7,546)	66,618	116,300	75,413

Statements of Changes in Net Assets

	SP Funds 2050 Target Date Fund		SP Funds S&P Global Technology ETF
	Period ended April 30, 2026 (Unaudited)	Year ended October 31, 2025	Period ended April 30, 2026 (Unaudited)	Year ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$19,081	$4,117	$58,585	$175,869
Net realized gain (loss)	123,467	(7,660)	(547,891)	776,057
Net change in unrealized appreciation (depreciation)	318,249	402,502	18,006,342	18,340,905
Net increase (decrease) in net assets from operations	460,797	398,959	17,517,036	19,292,831

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - ETF	–	–	(728,777)	(245,097)
From earnings - Institutional Class	(7,879)	(1,352)	–	–
From earnings - Investor Class	(6,424)	(2,191)	–	–
Total distributions to shareholders	(14,303)	(3,543)	(728,777)	(245,097)

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	SP Funds 2050 Target Date Fund		SP Funds S&P Global Technology ETF
CAPITAL TRANSACTIONS:	Period ended April 30, 2026 (Unaudited)	Year ended October 31, 2025	Period ended April 30, 2026 (Unaudited)	Year ended October 31, 2025
Shares sold	–	–	42,566,220	25,968,362
Shares redeemed	–	–	–	(1,644,960)
ETF transaction fees	–	–	9,307	1,228
Shares sold - Institutional Class	1,388,662	1,183,271	–	–
Shares issued from reinvestment of distributions - Institutional Class	7,879	1,352	–	–
Shares redeemed - Institutional Class	(25,263)	(20,314)	–	–
Shares sold - Investor Class	786,110	1,201,563	–	–
Shares issued from reinvestment of distributions - Investor Class	6,423	2,191	–	–
Shares redeemed - Investor Class	(574,527)	(86,103)	–	–
Net increase (decrease) in net assets from capital transactions	1,589,284	2,281,960	42,575,527	24,324,630

NET INCREASE (DECREASE) IN NET ASSETS	2,035,778	2,677,376	59,363,786	43,372,364

NET ASSETS:
Beginning of the period	3,080,368	402,992	82,910,922	39,538,558
End of the period	$5,116,146	$3,080,368	$142,274,708	$82,910,922

SHARES TRANSACTIONS
Shares sold	–	–	1,150,000	850,000
Shares redeemed	–	–	–	(50,000)
Shares sold - Institutional Class	60,733	56,596	–	–
Shares issued from reinvestment of distributions - Institutional Class	347	70	–	–
Shares redeemed - Institutional Class	(1,106)	(986)	–	–
Shares sold - Investor Class	33,822	61,004	–	–
Shares issued from reinvestment of distributions - Investor Class	283	113	–	–
Shares redeemed - Investor Class	(24,431)	(4,371)	–	–
Total increase (decrease) in shares outstanding	69,648	112,426	1,150,000	800,000

Statements of Changes in Net Assets

	SP Funds S&P World (ex-US) ETF
	Period ended April 30, 2026 (Unaudited)	Year ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$680,638	$648,969
Net realized gain (loss)	80,785	587,063
Net change in unrealized appreciation (depreciation)	17,273,079	11,766,071
Net increase (decrease) in net assets from operations	18,034,502	13,002,103

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - ETF	(783,695)	(664,913)
Total distributions to shareholders	(783,695)	(664,913)

CAPITAL TRANSACTIONS:
Shares sold	54,987,043	52,527,030
Shares redeemed	—	(7,776,488)
ETF transaction fees	—	3,686
Net increase (decrease) in net assets from capital transactions	54,987,043	44,754,228

NET INCREASE (DECREASE) IN NET ASSETS	72,237,850	57,091,418

NET ASSETS:
Beginning of the period	83,684,808	26,593,390
End of the period	$155,922,658	$83,684,808

SHARES TRANSACTIONS
Shares sold	1,900,000	2,200,000
Shares redeemed	—	(300,000)
Total increase (decrease) in shares outstanding	1,900,000	1,900,000

The accompanying notes are an integral part of these financial statements.

Financial Highlights
SP Funds 2030 Target Date Fund	Institutional Class

	Period ended April 30, 2026 (Unaudited)	Year ended October 31, 2025	Period ended October 31, 2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$21.82	$19.79	$19.95

INVESTMENT OPERATIONS:
Net investment income (b)(d)	0.35	0.36	0.03
Net realized and unrealized gain (loss) on investments (c)	0.66	2.09	(0.19)
Total from investment operations	1.01	2.45	(0.16)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.35)	(0.42)	–
Total distributions	(0.35)	(0.42)	–
Net asset value, end of period	$22.48	$21.82	$19.79

TOTAL RETURN (e)	4.68%	12.59%	-0.80%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,027	$1,863	$1,526
Ratio of expenses to average net assets (f)(g)	0.45%	0.45%	0.45%
Ratio of net investment income (loss) to average net assets (f)(g)	3.27%	1.76%	0.96%
Portfolio turnover rate (e)	15%	7%	13%

(a)	Inception date of the Class was August 29, 2024.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange-traded funds in which the Fund invests.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.

Financial Highlights
SP Funds 2030 Target Date Fund	Investor Class

	Period ended April 30, 2026 (Unaudited)	Year ended October 31, 2025	Period ended October 31, 2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$21.75	$19.76	$20.00

INVESTMENT OPERATIONS:
Net investment income (b)(d)	0.31	0.28	0.07
Net realized and unrealized gain (loss) on investments (c)	0.65	2.08	(0.31)
Total from investment operations	0.96	2.36	(0.24)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.31)	(0.37)	–
Total distributions	(0.31)	(0.37)	–
Net asset value, end of period	$22.40	$21.75	$19.76

TOTAL RETURN (e)	4.48%	12.15%	-1.20%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,508	$3,676	$2,186
Ratio of expenses to average net assets (f)(g)	0.85%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets (f)(g)	2.92%	1.39%	0.96%
Portfolio turnover rate (e)	15%	7%	13%

The accompanying notes are an integral part of these financial statements.

(a)	Inception date of the Fund was June 28, 2024.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange-traded funds in which the Fund invests.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.

Financial Highlights
SP Funds 2040 Target Date Fund	Institutional Class

	Period ended April 30, 2026 (Unaudited)	Year ended October 31, 2025	Period ended October 31, 2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$23.56	$19.07	$19.25

INVESTMENT OPERATIONS:
Net investment income (b)(d)	0.09	0.10	0.01
Net realized and unrealized gain (loss) on investments (c)	2.45	4.49	(0.19)
Total from investment operations	2.54	4.59	(0.18)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.08)	(0.10)	–
Total distributions	(0.08)	(0.10)	–
Net asset value, end of period	$26.02	$23.56	$19.07

TOTAL RETURN (e)	10.80%	24.20%	-0.93%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,527	$1,158	$459
Ratio of expenses to average net assets (f)(g)	0.45%	0.45%	0.45%
Ratio of net investment income (loss) to average net assets (f)(g)	0.73%	0.49%	0.20%
Portfolio turnover rate (e)	31%	1%	–%

(a)	Inception date of the Fund was August 29, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.
(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange-traded funds in which the Fund invests.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.

Financial Highlights
SP Funds 2040 Target Date Fund	Investor Class

	Period ended April 30, 2026 (Unaudited)	Year ended October 31, 2025	Period ended October 31, 2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$23.47	$19.06	$20.00

INVESTMENT OPERATIONS:
Net investment income (b)(d)	0.06	0.02	0.00 (h)
Net realized and unrealized gain (loss) on investments (c)	2.42	4.46	(0.94)
Total from investment operations	2.48	4.48	(0.94)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.08)	(0.07)	–
Total distributions	(0.08)	(0.07)	–
Net asset value, end of period	$25.87	$23.47	$19.06

The accompanying notes are an integral part of these financial statements.

Financial Highlights
SP Funds 2040 Target Date Fund	Investor Class
	Period ended April 30, 2026 (Unaudited)	Year ended October 31, 2025	Period ended October 31, 2024(a)
TOTAL RETURN (e)	10.58%	23.59%	-4.70%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$4,546	$2,520	$1,087
Ratio of expenses to average net assets (f)(g)	0.85%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets (f)(g)	0.54%	0.12%	0.04%
Portfolio turnover rate (e)	31%	1%	–%

(a)	Inception date of the Fund was June 28, 2024.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange-traded funds in which the Fund invests.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.

(h)	Represents less than $0.0005 per share

Financial Highlights
SP Funds 2050 Target Date Fund	Institutional Class

	Period ended April 30, 2026 (Unaudited)	Period ended October 31, 2025(a)
PER SHARE DATA:

Net asset value, beginning of period	$23.02	$19.37

INVESTMENT OPERATIONS:
Net investment income (b)(d)	0.13	0.10
Net realized and unrealized gain (loss) on investments (c)	2.09	3.62
Total from investment operations	2.22	3.72

LESS DISTRIBUTIONS FROM:
Net investment income	(0.07)	(0.07)
Total distributions	(0.07)	(0.07)
Net asset value, end of period	$25.17	$23.02

TOTAL RETURN (e)	9.70%	19.28%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,911	$1,282
Ratio of expenses to average net assets (f)(g)	0.45%	0.45%
Ratio of net investment income (loss) to average net assets (f)(g)	1.14%	0.58%
Portfolio turnover rate (e)	18%	49%

(a)	Inception date of the Fund was December 18, 2024.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange-traded funds in which the Fund invests.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
SP Funds 2050 Target Date Fund	Investor Class

	Period ended April 30, 2026 (Unaudited)	Year ended October 31, 2025	Period ended October 31, 2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$23.00	$18.78	$20.00

INVESTMENT OPERATIONS:
Net investment income (loss) (b)(d)	0.08	0.03	(0.01)
Net realized and unrealized gain (loss) on investments (c)	2.08	4.23	(1.21)
Total from investment operations	2.16	4.26	(1.22)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.07)	(0.04)	–
Total distributions	(0.07)	(0.04)	–
Net asset value, end of period	$25.09	$23.00	$18.78

TOTAL RETURN (e)	9.44%	22.72%	-6.10%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,205	$1,798	$403
Ratio of expenses to average net assets (f)(g)	0.85%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets (f)(g)	0.67%	0.15%	(0.09)%
Portfolio turnover rate (e)	18%	49%	12%

(a)	Inception date of the Fund was June 28, 2024.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange-traded funds in which the Fund invests.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.

Financial Highlights

SP Funds S&P Global Technology ETF

	Period ended April 30, 2026 (Unaudited)	Year ended October 31, 2025	Period ended October 31, 2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$36.44	$26.81	$20.00

INVESTMENT OPERATIONS:
Net investment income (b)	0.02	0.09	0.06
Net realized and unrealized gain (loss) on investments (c)	5.38	9.68	6.81
Total from investment operations	5.40	9.77	6.87

LESS DISTRIBUTIONS FROM:
Net investment income	(0.30)	(0.14)	(0.06)
Total distributions	(0.30)	(0.14)	(0.06)

ETF transaction fees per share	0.00 (d)	0.00 (d)	0.00	(d)
Net asset value, end of period	$41.54	$36.44	$26.81

TOTAL RETURN (e)	14.93%	36.62%	34.34%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$142,275	$82,911	$39,539
Ratio of expenses to average net assets (f)	0.55%	0.55%	0.55	%(g)
Ratio of net investment income (loss) to average net assets (f)	0.12%	0.32%	0.25%
Portfolio turnover rate (e)(h)	21%	31%	15%

The accompanying notes are an integral part of these financial statements.

(a)	Inception date of the Fund was November 30, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	The ratio of expense to average net assets includes tax expense. The expense ratio excluding tax expense is 0.55% for the period ended October 31, 2024.

(h)	Portfolio turnover rate excludes in-kind transactions.

Financial Highlights

SP Funds S&P World (ex-US) ETF

	Period ended April 30, 2026 (Unaudited)	Year ended October 31, 2025	Period ended October 31, 2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$27.21	$22.63	$20.00

INVESTMENT OPERATIONS:
Net investment income (b)	0.17	0.31	0.21
Net realized and unrealized gain (loss) on investments (c)	4.16	4.58	2.63
Total from investment operations	4.33	4.89	2.84

LESS DISTRIBUTIONS FROM:
Net investment income	(0.20)	(0.31)	(0.22)
Total distributions	(0.20)	(0.31)	(0.22)

ETF transaction fees per share	0.00	0.00 (d)	0.01
Net asset value, end of period	$31.34	$27.21	$22.63

TOTAL RETURN (e)	15.98%	21.82%	14.32%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$155,923	$83,685	$26,593
Ratio of expenses to average net assets (f)	0.55%	0.55%	0.55	%(g)
Ratio of net investment income (loss) to average net assets (f)	1.21%	1.28%	1.11%
Portfolio turnover rate (e)(h)	2%	39%	30%

(a)	Inception date of the Fund was December 19, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.
(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	The ratio of expense to average net assets includes tax expense. The expense ratio excluding tax expense is 0.55% for the period ended October 31, 2024.
(h)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

SP FUNDS TRUST

NOTES TO THE FINANCIALS STATEMENTS (UNAUDITED)

April 30, 2026

NOTE 1 – ORGANIZATION

SP Funds Trust (the “Trust”) consists of five series, SP Funds 2030 Target Date Fund (the “2030 Target Date Fund”), SP Funds 2040 Target Date Fund (the “2040 Target Date Fund”), SP Funds 2050 Target Date Fund (the “2050 Target Date Fund”), SP Funds S&P Global Technology ETF (the “Global Technology ETF”) and SP Funds S&P World (ex-US) ETF (the “World ETF”), (each a “Fund”, and collectively, the “Funds”). The Funds are all a non-diversified series of the Trust. The Trust was organized as a Delaware statutory trust on July 6, 2023, and is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by the Board of Trustees (the “Board”). ShariaPortfolio, Inc. (the “Adviser”) serves as investment adviser to the Funds and Tidal Investments LLC (“Tidal Investments” or “Sub-Adviser”) serves as sub-adviser to the Global Technology ETF and the World ETF. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services—Investment Companies.” Please see the table below for a summary of commencement and class specific information:

	Ticker	Commencement of Operations	12b-1 Fees	Shareholder Servicing Fees
2030 Target Date Fund
Investor Class	SPTAX	06/28/2024	0.25%	0.15%
Institutional Class	SPTMX	08/29/2024	N/A	N/A
2040 Target Date Fund
Investor Class	SPTBX	06/28/2024	0.25%	0.15%
Institutional Class	SPTNX	08/29/2024	N/A	N/A
2050 Target Date Fund
Investor Class	SPTCX	06/28/2024	0.25%	0.15%
Institutional Class	SPTOX	12/18/2024	N/A	N/A
Global Technology ETF
	SPTE	11/30/2023	N/A	N/A
World ETF
	SPWO	12/19/2023	N/A	N/A

The investment objective of the 2030 Target Date Fund, 2040 Target Date Fund, and 2050 Target Date Fund is to seek a high level of total return through its target date. Thereafter, the Fund primarily seeks high current income and secondarily capital appreciation. The investment objective of the Global Technology ETF is to seek to track the performance, before fees and expenses, of the S&P Global 1200 Shariah Information Technology Capped Index (the “Shariah Technology Index”). The investment objective of the World ETF is to seek to track the performance, before fees and expenses, of the S&P DM Ex-U.S. & EM 50/50 Shariah Index (the “Shariah World Index”)(each an “Index”, and collectively, the “Indices”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.	Security Valuation. Equity securities, listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on The Nasdaq Stock Market, LLC (the “NASDAQ”)), including securities traded over -the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Funds are open for business.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value (“NAV”) of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

SP FUNDS TRUST

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

April 30, 2026

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1–	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value each Fund’s investments as of April 30, 2026:

SP Funds 2030 Target Date Fund
	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$5,470,774	$—	$—	$5,470,774
Total Assets	$5,470,774	$—	$—	$5,470,774

SP Funds 2040 Target Date Fund
	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$6,721,890	$—	$—	$6,721,890
Total Assets	$6,721,890	$—	$—	$6,721,890

SP Funds 2050 Target Date Fund
	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$4,946,199	$—	$—	$4,946,199
Total Assets	$4,946,199	$—	$—	$4,946,199

SP Funds S&P Global Technology ETF
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$141,820,531	$—	$—	$141,820,531
Total Assets	$141,820,531	$—	$—	$141,820,531

SP FUNDS TRUST

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

April 30, 2026

SP Funds S&P World (ex-US) ETF
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$154,810,595	$—	$—	$154,810,595
Real Estate Investment Trusts – Common	348,664	—	—	348,664
Total Assets	$155,159,259	$—	$—	$155,159,259

Refer to the Schedule of Investments for industry classifications.

B.	Federal Income Taxes. Each Fund has elected to be taxed as a regulated investment company (“RIC”) as defined in Subtitle A, Chapter 1, Subchapter M of the Internal Revenue Code, as amended. No provision has been made for federal income taxes as it is the intention of the Funds to comply with the provisions of the Code applicable to RICs and to make distributions of income and realized gains sufficient to relieve it from all or substantially all excise and income taxes.

In order to avoid imposition of the excise tax applicable to RICs, the Funds intend to declare as dividends in each calendar year at least 98% of their net investment income (earned during the calendar year) and at least 98.2% of their net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, the Funds are subject to a 4% excise tax that is imposed if the Funds do not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98 .2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one year period generally ending on October 31 of the calendar year (unless an election is made to use the fund’s fiscal year) . The Funds generally intend to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Funds may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management, in consultation with the Board, evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable. As of April 30, 2026, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

C.	Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Debt income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

D.	Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

E.	Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Funds are declared and paid at least monthly. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.	Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

SP FUNDS TRUST

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

April 30, 2026

G.	Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

H.	Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements cannot be known; however, the Funds expect the risk of loss to be remote.

I.	Cash. Cash includes non-interest bearing and non-restricted cash with one institution.

J.	Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, that Fund will take such steps as set forth in the Program.

NOTE 3 – PRINCIPAL INVESTMENT RISKS

A.	Concentration Risk (only applicable to the ETFs). Each Fund’s investments will be concentrated in an industry or group of industries to the extent the Index is so concentrated. Accordingly, the value of shares of the Funds may rise and fall more than the value of shares that invest in securities of companies in a broader range of industries.

B.	Currency Risk. Because the Funds’ NAVs are determined in U.S. dollars, the Funds’ NAVs could decline if the currency of a non-U.S. market in which the Funds invest depreciates against the U.S. dollar or if there are delays or limits on repatriation of such currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Funds’ NAVs may change quickly and without warning.

C.	Emerging Markets Risk. Investments in emerging market securities impose risks different from, or greater than, risks of investing in foreign developed countries, including smaller market capitalization; significant price volatility; and restrictions on foreign investment. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, and confiscatory taxation, or, in certain instances, reversion to closed market, centrally planned economies. Emerging market economies may also experience more severe downturns. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. In addition, less information may be available about companies in emerging markets than in developed markets because such emerging markets companies may not be subject to accounting, auditing and financial reporting standards or to other regulatory practices required by U.S. companies which may lead to potential errors in index data, index computation and/or index construction. Such conditions may impact the ability of the Funds to buy, sell or otherwise transfer securities; adversely affect the trading market and price for such securities; and/or cause the Funds to decline in value.

D.	Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other assets classes. The Index is composed of common stocks, which generally subject their holders to more risks than preferred stocks and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer.

E.	Exchange Traded Fund (“ETF”) Risks (only applicable to the ETFs).

●	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Funds have a limited number of financial institutions that are authorized to purchase and redeem shares of the Funds (“Shares”) directly from the Funds (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions .

SP FUNDS TRUST

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

April 30, 2026

●	Cash Redemption Risk. Each Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund. In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. Additionally, purchases and redemptions of Shares for cash may cause the Fund to incur brokerage costs and those costs could be imposed on the Funds, thus decreasing the Funds’ NAV to the extent that the costs are not offset by a transaction fee payable by an authorized participant.

●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares of the Funds may significantly reduce investment results and an investment in shares of the Funds may not be advisable for investors who anticipate regularly making small investments.

●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate a Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Funds may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

●	Trading. Although Shares are listed on a national securities exchange, such as the NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Funds’ underlying portfolio holdings, which can be significantly less liquid than Shares. Also, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. These adverse effects on liquidity for Shares, in turn, could lead to wider bid/ask spreads and differences between the market price of Shares and the underlying value of those Shares.

F.	Foreign Securities Risks. Certain foreign countries may impose exchange control regulations, restrictions on repatriation of profit on investments or of capital invested, local taxes on investments, and restrictions on the ability of issuers of non-U.S. securities to make payments of principal and interest to investors located outside the country, whether from currency blockage or otherwise. In addition, the Funds will be subject to risks associated with adverse political and economic developments in foreign countries, including seizure or nationalization of foreign deposits, the imposition of economic sanctions, different legal systems and laws relating to bankruptcy and creditors’ rights, and the potential inability to enforce legal judgments, all of which could cause the Funds to lose money on their investments in non-U.S. securities. The cost of servicing external debt will also generally be adversely affected by rising international interest rates, as many external debt obligations bear interest at rates which are adjusted based upon international interest rates. Because non-U.S. securities may trade on days when Shares are not priced, NAVs may change at times when Shares cannot be sold.

G.	General Market Risk. Securities markets and individual securities may increase or decrease in value. Security prices may fluctuate widely over short or extended periods in response to market or economic news and conditions, and securities markets also tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Funds invest. The magnitude of up and down price or market fluctuations over time is sometimes referred to as “volatility,” and it can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which the Funds invest may experience volatility due to market, economic, political or social events and conditions that may not readily appear to directly relate to such securities, the securities’ issuer or the markets in which they trade.

H.	Geographic Investment Risk. To the extent the Funds invest a significant portion of their assets in the securities of companies of a single country or region, they are more likely to be impacted by events or conditions affecting that country or region.

I.	Information Technology Sector Risk. Certain underlying funds are expected to have material exposure in the information technology sector. To the extent the Funds are invested in such underlying funds, market, or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of each Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

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NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

April 30, 2026

J.	Mid-and-Large-Capitalization Companies Risk. Mid-and large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Mid-and large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

K.	Models and Data Risk. The composition of the Indices are heavily dependent on proprietary quantitative models as well as information and data supplied by third parties (“Models and Data”). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from an Index universe that would have been excluded or included had the Models and Data been correct and complete. If the composition of the Indices reflects such errors, the Funds’ portfolio can be expected to also reflect the errors.

L.	Non-Diversified Fund Risk. Each fund is a non-diversified fund. In general, a non-diversified fund may invest a greater percentage of its assets in a particular issuer and may own fewer securities than other funds. Accordingly, a non-diversified fund is generally subject to the risk that a large loss in an individual security will cause a greater loss for the fund than it would if the fund was required to hold a larger number of securities or smaller positions.

M.	Passive Investment Risk (only applicable to the ETFs). The Funds invest in the securities included in, or representative of, its respective Index regardless of their investment merit. Each Fund does not attempt to outperform its respective Index or take defensive positions in declining markets. As a result, a Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.

N.	Recently Organized Fund Risk. The Funds are recently organized management investment companies with limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision. There can be no assurance that the Funds will grow to or maintain an economically viable size.

O.	Sharia-Compliant Investing Risk. Islamic religious law, commonly known as “Shariah,” has certain restrictions regarding finance and commercial activities permitted for Muslims, including interest restrictions and prohibited industries, which reduces the size of the overall universe in which the Funds can invest. The strategy to reduce the investable universe may limit investment opportunities and adversely affect each Fund’s performance, especially in comparison to a more diversified fund. Because Shariah principles preclude the use of interest-paying instruments, cash reserves do not earn income. To the extent that securities become non-compliant following purchase, such securities may be held for a temporary period of time. Additionally, certain companies that meet Shariah screens may nevertheless generate dividend income that is subject to purification.

P.	Tracking Error Risk. As with all index funds, the performance of each Fund and its Index may differ from each other for a variety of reasons. For example, the Funds incur operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Funds may not be fully invested in the securities of the Index at all times, including during its initial investment period, or may hold securities not included in the Index.

Q.	Underlying Index Risk (only applicable to the ETFs). Neither the Adviser nor the S&P Dow Jones Indices LLC (the “Index Provider”) is able to guarantee the continuous availability or timeliness of the production of the Index. The calculation and dissemination of the Index values may be delayed if the information technology or other facilities of the Index Provider, calculation agent, data providers and/or relevant stock exchange malfunction for any reason. A significant delay may cause trading in shares of a Fund to be suspended. Errors in Index data, computation and/or the construction in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider, calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Funds and their shareholders.

R.	Funds of Funds Risks (only applicable to the Target Date Funds.)

●	Investing in ETFs Risk. The Fund’s investments in ETFs may subject the Fund to additional risks than if the Fund would have invested directly in the ETFs’ underlying securities. These risks include the possibility that an ETF may experience a lack of liquidity that can result in greater volatility than its underlying securities or an ETF may trade at a premium or discount to its net asset value; or, if an index ETF, an ETF may not replicate exactly the performance of the benchmark index it seeks to track. Because the Fund invests in underlying ETFs, and the Fund’s performance is directly related to the performance of the underlying ETFs held by it, the ability of the Fund to achieve its investment goal is directly related to the ability of the underlying ETFs to meet their investment goals. In addition, investing in an ETF may also be more costly than if the Fund had owned the underlying securities directly. The Fund, and indirectly, shareholders of the Fund, bear a proportionate share of the ETF’s expenses, which include management and advisory fees and other expenses. In addition, the Fund pays brokerage commissions in connection with the purchase and sale of shares of ETFs. The cost of investing in the Fund will generally be higher than the cost of investing directly in an underlying ETF due to its fees and expenses.

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NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

April 30, 2026

●	Affiliated Funds Risk. In managing the Fund, the investment manager will have authority to select and substitute underlying funds and ETFs. The investment manager may be subject to potential conflicts of interest in selecting underlying funds and ETFs because the fees paid to the investment manager by some underlying funds and ETFs are higher than the fees paid by other underlying funds and ETFs. However, the investment manager is a fiduciary to the Fund and is obligated to act in the Fund’s best interests when selecting underlying funds and ETFs.”

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as the investment adviser to the Funds pursuant to an Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and the Adviser. Pursuant to this agreement, the Adviser is responsible for the general management and administration of the Funds, including investment selection, portfolio management, and compliance with each Fund’s investment objectives and policies, subject to the oversight of the Board. The Adviser directly manages the 2030 Target Date Fund, 2040 Target Date Fund, and 2050 Target Date Fund, overseeing their investment strategy, asset allocation, and periodic rebalancing. For the Global Technology ETF and World ETF, the Adviser retains full responsibility for investment strategy and portfolio oversight but has engaged Tidal Investments LLC (the “Sub-Adviser”) under a Trading Services Sub-Advisory Agreement (the “Sub-Advisory Agreement”) to handle trade execution and broker-dealer selection. The Sub-Adviser does not provide investment management services and operates solely under the direction of the Adviser.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the Fund’s average daily net assets. This fee covers substantially all expenses necessary for the operation of the Funds, including transfer agency, custody, fund administration, legal and audit services, and compliance oversight. However, certain expenses, (collectively, “Excluded Expenses”) remain the responsibility of the Funds, including interest charges on borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and litigation expenses and other non-routine or extraordinary expenses. The Investment Advisory Fees for the Funds are as follows:

Fund	Investment Advisory Fee
2030 Target Date Fund	0.45%
2040 Target Date Fund	0.45%
2050 Target Date Fund	0.45%
Global Technology ETF	0 .55%
World ETF	0 .55%

Pursuant to the Sub-Advisory Agreement for the Global Technology ETF and World ETF, the Adviser compensates the Sub-Adviser for its trading services (the “Sub-Advisory Fee”). The Sub-Advisory Fees paid by the Adviser to the Sub-Adviser are as follows:

Fund	Sub-Advisory Fee
Global Technology ETF	0 .03%
World ETF	0.03%

There are no Sub-Advisory Fees for the 2030 Target Date Fund, 2040 Target Date Fund, and 2050 Target Date Fund, as all investment management responsibilities remain with the Adviser. The Adviser manages both the Global Technology ETF and World ETF and the 2030 Target Date Fund, 2040 Target Date Fund, and 2050 Target Date Fund, ensuring that each Fund adheres to its respective investment strategy. For the Global Technology ETF and World ETF, the Adviser ensures that the portfolios accurately track their respective indices while maintaining compliance with Sharia-compliant investment principles. The Sub-Adviser is responsible only for trade execution, implementing the Adviser’s trading decisions in accordance with regulatory requirements. For the 2030 Target Date Fund, 2040 Target Date Fund, and 2050 Target Date Fund, the Adviser directly oversees strategic asset allocation, adjusting exposures over time in a glide path strategy that shifts from growth-oriented investments to more conservative allocations as the target date approaches. Across all Funds, the Adviser ensures strict adherence to Sharia-compliant investment principles, which include screening companies for financial and business activity compliance, excluding prohibited industries such as alcohol, gambling, and conventional financial services, and managing investments in accordance with Islamic finance principles. Investment Advisory Fees incurred are calculated and paid monthly to the Adviser. For the Global Technology ETF and World ETF, the Adviser also compensates the Sub-Adviser monthly for trading execution services. Investment Advisory Fees for the period ended April 30, 2026, are disclosed in the Statements of Operations.

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NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

April 30, 2026

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company, serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ sub-administrator, fund accountant and transfer agent. In those capacities, Fund Services performs various administrative and accounting services for the Funds. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.

The Board has adopted a Distribution (Rule 12b-1) Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, each Fund is authorized to pay an amount up to 0.25% of its Investor Class average daily net assets each year to pay distribution fees for the sale and distribution of its Shares. The Plan for the Global Technology and World ETF has not been activated, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of the Funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges. No distribution fees are paid by Institutional Class shares.

The Funds have adopted a shareholder services plan on behalf of their Investor Class Shares. Under a shareholder services plan, the Funds’ Investor Class shares may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) maintaining accounts relating to Clients that invest in Shares; (ii) arranging for bank wires; (iii) responding to Client inquiries relating to the services performed by Service Providers; (iv) responding to inquiries from Clients concerning their investment in Shares; (v) assisting Clients in changing dividend options, account designations and addresses; (vi) providing information periodically to Clients showing their position in Shares; (vii) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to Clients; (viii) processing purchase, exchange and redemption requests from Clients and placing orders with the Funds or their service providers; (ix) providing sub-accounting with respect to Shares beneficially owned by Clients; and (x) processing dividend payments from the Funds on behalf of Clients. Service Providers may also use this fee for payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers, mutual fund supermarkets and the Service Providers’ affiliates and subsidiaries as compensation for such services as are described herein.

Certain officers and trustees of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

NOTE 5 – SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Funds have evaluated their business activities and determined that they each operate as a single reportable segment.

Each Fund's investment activities are managed by the Principal Financial Officer, which serves as the Chief Operating Decision Maker ("CODM"). The Principal Financial Officer is responsible for assessing each Fund’s financial performance and allocating resources. In making these assessments, the Principal Financial Officer evaluates each Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.

The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

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NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

April 30, 2026

Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the period ended April 30, 2026, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were as follows:

Fund	Purchases	Sales
2030 Target Date Fund	$981,452	$783,400
2040 Target Date Fund	4,365,748	1,687,946
2050 Target Date Fund	2,253,434	700,873
Global Technology ETF	41,475,228	21,370,470
World ETF	57,073,067	2,666,885

There were no purchases or sales of long-term U.S. Government securities for the period ended April 30, 2026.

For the period ended April 30, 2026, in-kind transactions associated with creations and redemptions for the Funds were as follows:

Fund	Purchases	Sales
2030 Target Date Fund	$—	$—
2040 Target Date Fund	—	—
2050 Target Date Fund	—	—
Global Technology ETF	21,843,992	—
World ETF	—	—

NOTE 7 – TRANSACTIONS WITH AFFILIATES

The 2030 Target Date Fund had the following investments in affiliates during the period ended April 30, 2026:

Security Name	Market Value as of October 31, 2025	Purchases	Purchases In-Kind	Sales	Sales In-Kind	Market Value as of April 30, 2026	Share Balance as of April 30, 2026	Dividends	Net Change in Unrealized Appreciation/ (Depreciation) on Affiliated Investments	Net Realized Gain/(Loss) on Affiliated Investments
SP Funds S&P Global Technology ETF	$401,417	$135,018	$-	$(157,662)	$-	$436,994	10,422	$3,427	$13,520	$44,701
SP Funds S&P World (ex-US) ETF	390,444	95,569	-	(124,815)	-	424,836	13,406	2,894	34,395	29,243
SP Funds Dow Jones Global Sukuk ETF	2,520,544	492,610	-	(222,359)	-	2,709,702	150,122	80,981	(77,591)	(3,502)
SP Funds S&P Global REIT Sharia ETF	518,732	69,281	-	(86,070)	-	554,086	25,989	10,881	54,391	(2,248)
SP Funds S&P 500 Sharia Industry Exclusions ETF	1,152,572	153,047	-	(143,439)	-	1,212,127	22,547	3,430	19,868	30,079
Total	$4,983,709	$945,525	$-	$(734,345)	$-	$5,337,745	222,486	$101,613	$44,583	$98,273

The 2040 Target Date Fund had the following investments in affiliates during the period ended April 30, 2026:

SP FUNDS TRUST

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

April 30, 2026

Security Name	Market Value as of October 31, 2025	Purchases	Purchases In-Kind	Sales	Sales In-Kind	Market Value as of April 30, 2026	Share Balance as of April 30, 2026	Dividends	Net Change in Unrealized Appreciation/ (Depreciation) on Affiliated Investments	Net Realized Gain/(Loss) on Affiliated Investments
SP Funds S&P Global Technology ETF	$1,141,370	$1,492,307	$-	$(675,179)	$-	$2,315,249	55,217	$11,233	$139,848	$216,902
SP Funds S&P World (ex-US) ETF	672,835	850,103	-	(326,924)	-	1,364,159	43,047	7,085	80,116	88,029
SP Funds S&P 500 Sharia Industry Exclusions ETF	1,212,468	1,580,606	-	(553,403)	-	2,375,977	44,196	5,626	6,537	129,769
SP Funds Dow Jones Global Sukuk ETF	166,195	227,744	-	(53,712)	-	332,932	18,445	7,214	(6,521)	(775)
SP Funds S&P Global REIT Sharia ETF	167,601	214,988	-	(78,728)	-	333,573	15,646	5,308	29,449	265
Total	$3,360,469	$4,365,748	$-	$(1,687,946)	$-	$6,721,890	176,551	$36,466	$249,429	$434,190

The 2050 Target Date Fund had the following investments in affiliates during the period ended April 30, 2026:

Security Name	Market Value as of October 31, 2025	Purchases	Purchases In-Kind	Sales	Sales In-Kind	Market Value as of April 30, 2026	Share Balance as of April 30, 2026	Dividends	Net Change in Unrealized Appreciation/ (Depreciation) on Affiliated Investments	Net Realized Gain/(Loss) on Affiliated Investments
SP Funds S&P Global Technology ETF	$1,004,696	$672,426	$-	$(197,105)	$-	$1,703,658	40,631	$11,472	$179,364	$44,277
SP Funds S&P World (ex-US) ETF	592,720	485,946	-	(209,814)	-	1,003,781	31,675	5,874	84,726	50,203
SP Funds S&P 500 Sharia Industry Exclusions ETF	1,061,516	822,493	-	(204,289)	-	1,748,329	32,521	4,282	40,380	28,229
SP Funds Dow Jones Global Sukuk ETF	147,233	149,510	-	(45,316)	-	244,974	13,572	6,378	(6,829)	376
SP Funds S&P Global REIT Sharia ETF	145,758	123,059	-	(44,350)	-	245,457	11,513	4,151	20,608	382
Total	$2,951,923	$2,253,434	$-	$(700,874)	$-	4,946,199	129,912	$32,157	$318,249	$123,467

NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the period ended April 30, 2026 (estimated), was as follows:

Distributions paid from:	2030 Target Date Fund	2040 Target Date Fund	2050 Target Date Fund	Global Technology ETF	World ETF
Ordinary income	$82,454	$12,908	$14,303	$728,777	$783,695
Long-term capital gain	-	-	-	-	-
Return of capital	-	-	-	-	-
Total distributions paid	$82,454	$12,909	$14,302	$728,777	$783,695

The Funds also designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

The tax character of distributions paid during the year ended October 31, 2025, was as follows:

SP FUNDS TRUST

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

April 30, 2026

Distributions paid from:	2030 Target Date Fund	2040 Target Date Fund	2050 Target Date Fund	Global Technology ETF	World ETF
Ordinary income	$77,628	$7,858	$3,543	$245,097	$664,913
Long-term capital gain	4,522	-	-	-	-
Return of capital	-	-	-	-	-
Total distributions paid	$82,150	$7,858	$3,543	$245,097	$664,913

As of October 31, 2025, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Distributions paid from:	2030 Target Date Fund	2040 Target Date Fund	2050 Target Date Fund	Global Technology ETF	World ETF
Investments, at cost	$4,672,912	$2,811,070	$2,563,468	$58,136,317	$71,011,902
Gross tax unrealized appreciation	478,503	556,644	399,055	26,271,283	16,558,480
Gross tax unrealized depreciation	(44,386)	(7,245)	(10,600)	(2,009,271)	(4,181,954)
Net tax unrealized appreciation (depreciation)	434,117	549,399	388,455	24,262,012	12,376,526
Undistributed ordinary income	-	-	-	635,276	243,351
Undistributed long-term capital gain (loss)	-	-	-	-	-
Total distributable earnings/(accumulated losses)	-	-	-	635,276	243,351
Other accumulated gain (loss)	-	-	(1,278)	(828)	(308)
Total distributable earnings/(accumulated losses)	$434,117	$549,399	$387,177	$24,896,460	$12,619,569

The temporary differences between book basis and tax basis in the Funds was primarily attributable to the treatment of wash sales, non- REIT return of capital, and PFIC mark to markets.

Net capital losses incurred after November 30 and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of each Fund’s next taxable year. As of the most recent fiscal period ended October 31, 2025, the Funds did not defer any post-October losses.

As of October 31, 2025, there were capital loss carryovers of the following, which do not expire:

Fund:	Short-Term	Long-Term
2030 Target Date Fund	$-	-
2040 Target Date Fund	-	-
2050 Target Date Fund	1,278	-
Global Technology ETF	-	-
World ETF	-	-

NOTE 9 – BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. As of April 30, 2026, each Fund’s percentage of control ownership positions greater than 25% are as follows:

Fund	Shareholder	Percent of Shares Held	Type of Ownership
2030 Target Date Fund	Charles Schwab & Co., Inc.	97.60%	Record

2040 Target Date Fund	Charles Schwab & Co., Inc.	86.41%	Record

2050 Target Date Fund	Charles Schwab & Co., Inc.	88.89%	Record

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NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

April 30, 2026

It is not known whether any underlying beneficial owner owned or controlled 25% or more of the voting securities of the Funds.

NOTE 10 – SHARE TRANSACTIONS

The Global Technology ETF and the World ETF (ex- US) ETF (each an “ETF”, and collectively, the “ETFs”) list and trade their shares on the Exchange. Market prices for the shares may be different from their NAV. The ETFs issue and redeem shares on a continuous basis at NAV generally in large blocks of shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the ETFs. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the ETFs. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each ETF currently offers one class of shares, which has no front- end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee is $300 for the Global Technology ETF and $2,500 for the World ETF, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the ETFs’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the ETFs for transaction costs associated with the cash transactions. Variable fees received by the ETFs, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The ETFs may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the ETFs have equal rights and privileges.

NOTE 11 – RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated.

NOTE 12 – NEW ACCOUNTING PRONOUNCEMENT

FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) Improvements to Income Tax Disclosures. Adoption of the new standard by the Funds impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations. A disaggregation of income taxes paid by jurisdiction is presented when the significant income taxes are paid. Income taxes paid by the Funds for period were determined to not be significant.

NOTE 13 – SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be disclosed in the Funds’ financial statements.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.”

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There have been no changes in or disagreements with the Funds’ accountants.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from each Fund, the Adviser has agreed to pay all expenses incurred by the Funds, including Trustee compensation, except for certain excluded expenses. The unitary management fees paid are included in the Statements of Operations.

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Item 11. Statement Regarding Basis for Approval of Investment Advisory and Sub-Advisory Contracts.

The Board of Trustees (the “Board” or the “Trustees”) of SP Funds Trust (the “Trust”) met on September 17, 2025 and December 8, 2025 (the “Meetings”) in person to consider the continuation of the investment advisory agreement (the “Investment Advisory Agreement”) between ShariaPortfolio, Inc. (“ShariaPortfolio” or the “Adviser”) and the Trust on behalf of SP Funds S&P Global Technology ETF (the “Global Technology ETF”), SP Funds S&P World (ex-US) ETF (the “World ETF”), SP Funds 2030 Target Date Fund, SP Funds 2040 Target Date Fund and SP Funds 2050 Target Date Fund (each a “Fund” and collectively, the “Funds”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940 (the “Independent Trustees”), and who constitute a majority of the Board, met separately with their legal counsel to consider the Investment Advisory Agreement.

In connection with its consideration of the Investment Advisory Agreement with respect to each Fund, the Board reviewed and discussed various information that had been provided prior to the Meetings, including the terms of the Investment Advisory Agreement, a memorandum provided by the Independent Trustees’ legal counsel summarizing the guidelines relevant to the Board’s consideration of the continuation of the Investment Advisory Agreement, information provided by the Adviser in response to a request for information from counsel to the trustees (including the Adviser’s Form ADV Part 1A and select financial information of the Adviser), information regarding the profitability of the Funds, the performance of comparable funds, management fees and expense ratios (including comparative fee and expense information), and other pertinent information. Based on its evaluation of this information, the Board, including all of the Independent Trustees, approved the renewal of the Investment Advisory Agreement for each Fund for a one-year period.

In considering the renewal of the Investment Advisory Agreement with respect to each Fund and reaching its conclusions, the Board reviewed and analyzed various factors that it determined were relevant, including the factors below. In deciding to approve the renewal of the Investment Advisory Agreement for each Fund, the Board did not identify any single factor as determinative but considered all factors together.

Discussion of Factors Considered

In considering the renewal of the Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services to Be Provided to the Funds

The Board considered the nature, extent and quality of the services being provided by the Adviser to the Funds. The Board discussed the experience and resources of ShariaPortfolio, as well as the depth and qualifications of the professional personnel of the Adviser, including the Funds’ sole portfolio manager, Naushad Virji. The Board considered the depth of the Adviser’s experience in constructing and managing Shariah compliant strategies, the Adviser reputation in the shariah space, its processes for ensuring Shariah compliance, and internal and third party resources for monitoring Shariah compliance. The Board considered that the Adviser engaged a trading sub-adviser to effect portfolio transactions. The Board also considered other services the Adviser currently provides the Funds, such as overseeing the Funds’ other service providers, providing officers and directors to the Trust, serving as valuation designee, compliance monitoring, and preparation of board reporting. The Board concluded that the nature, extent and quality of the services provided by the Adviser to the Funds were appropriate and that the Funds were likely to continue to benefit from continuation of services provided under the Investment Advisory Agreement.

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Investment Performance

For the World ETF and Global Technology ETF, the Board considered performance information with respect to the Funds and other exchange traded funds managed by the Adviser pursuant to a Shariah-based investment strategy, as well as limited universe of peer funds compiled by the Adviser. For the Target Date Funds, the Board considered the lack of Shariah compliant peer funds and considered performance information of target date funds compiled by the Adviser that are considered to be competitors of the Funds by the Adviser. Based on their review of the industry data, the Trustees found that the performance of the each Fund was satisfactory.

Expense Information

The Board examined the fee information for the Funds versus other Shariah compliant funds managed by the Adviser and a peer group of unaffiliated funds compiled by the Adviser. The Board noted the unitary fee structure of the Funds and also considered the limited universe of other Shariah compliant funds. For the Target Date Funds, the Board considered that there were no other Shariah compliant target date funds and that the peer group information consisted of target date funds generally. Based on their review of the industry data, the Trustees found that the unitary fee for each Fund was reasonable.

Costs of Services Provided and Profitability

The Board considered information about the financial condition of the Adviser and its parent company and determined that the Adviser’s financial condition was sound and that the Adviser has maintained adequate profit levels to support its services to the Funds from the revenue of its overall investment advisory business. The Board also considered information regarding the payments by the Adviser or its affiliates from the unitary fee, the advisory fee retained by the Adviser and residual profits, if any, to the Adviser’s parent as sponsor. With respect to the Target Date Funds, the Board considered that the Funds were below scale and considered information with respect to the breakeven level for the Adviser.

In light of all of the information that it received and considered, the Board concluded that the proposed unitary fee of each Fund was reasonable.

Economies of Scale and Fee Levels Reflecting Those Economies

The Board determined that additional breakpoints were not appropriate at this time in light of current asset levels and the unitary fee structure of the Funds.

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Benefits to be Derived from the Relationship with the Funds

The Board considered other potential benefits to the Adviser from continuing to serve as adviser to the Funds (in addition to the advisory fee), including greater name recognition. The Board noted that the Adviser’s affiliated entities has experienced indirect benefits from the Adviser’s association with the Funds. The Board concluded that other benefits that have been realized by the Adviser from its relationship with the Funds are appropriate.

Based on their evaluation of the above factors, as well as other factors relevant to their consideration of the Investment Advisory Agreement, the Trustees, including all of the Independent Trustees, concluded that the approval to renew the Investment Advisory Agreement was in the best interests of each Fund.

Discussion of Factors Considered

In considering the renewal of the Sub-Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

The Board of Trustees (the “Board” or the “Trustees”) of SP Funds Trust (the “Trust”) met on September 17, 2025 and December 8, 2025 (the “Meeting”) in person to consider and approve the renewal of the sub-advisory agreement (the “Sub-Advisory Agreement”) between ShariaPortfolio, Inc. (“ShariaPortfolio” or the “Adviser”) and Tidal Investments LLC (“Tidal” or the “Sub-Adviser”), on behalf of the SP Funds S&P Global Technology ETF (the “Global Technology ETF”) and the SP Funds S&P World (ex-US) ETF (the “World ETF”) (each a “Fund” and collectively, the “Funds”). In addition, on December 8, 2025, the Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940 (the “Independent Trustees”), and who constitute a majority of the Board, met with their legal counsel to consider approving the renewal of the Sub-Advisory Agreement.

In connection with its consideration of the Sub-Advisory Agreement, the Board reviewed and discussed various information that had been provided prior to the Meeting, including the Sub-Advisory Agreement, a memorandum provided by the Independent Trustees’ legal counsel summarizing the guidelines relevant to the Board’s consideration of the approval of the Sub-Advisory Agreement, a memorandum and other information provided by the Sub-Adviser (including the Sub-Adviser’s Form ADV Part 1A and select financial information of the Sub-Adviser), the fees to be paid to the Sub-Adviser by the Adviser, best execution and trading information and other pertinent information. Based on its evaluation of this information, the Board, including all of the Independent Trustees, approved the renewal of the Sub-Advisory Agreement for the Funds for a one-year period.

In considering the renewal of the Sub-Advisory Agreement and reaching its conclusions, the Board reviewed and analyzed various factors that it determined were relevant, including the factors below. In deciding to approve the renewal of the Sub-Advisory Agreement for each Fund, the Board did not identify any single factor as determinative but considered all factors together.

Nature, Extent and Quality of Services to be Provided to the Funds

The Board considered the nature, extent and quality of the services being provided by the Sub Adviser to the Funds, noting that Tidal implements portfolio instructions of the Adviser. The Board considered, among other factors, the experience and qualifications of Tidal with respect to managing passive index-based strategies such as the Funds, including managing both replication and representative sampling strategies; the experience and qualifications of management, investment, compliance and other professionals providing services to the Funds; the operational and compliance infrastructure of Tidal; and the financial resources of Tidal. The Board concluded that the nature, extent and quality of the services being provided by the Sub-Adviser to the Funds were appropriate and that the Funds were likely to continue to benefit from services provided under the Sub-Advisory Agreement.

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Investment Performance

The Board considered the performance information of the Funds and a peer group of funds compiled by the Adviser, noting the limited universe of Shariah-compliant funds.

Expense Information

The Board examined the fee rate paid with respect to the Funds relative to a summary of the ranges of fees for other funds for which Tidal provides sub-advisory services, noting that the Sub-Adviser’s fee with respect to the Funds was lower than the peer information provided in light of the overall relationship between the Adviser and Tidal. The Board considered that Tidal does not serve as sub-adviser with respect to other Sharia compliant funds except for other SP Funds under a separate trust.

Costs of Services Provided and Profitability

The Board considered information about the financial condition of the Sub-Adviser and determined that the Sub-Adviser’s financial condition was sound and that the Sub-Adviser has maintained adequate profit levels to support the services currently being provided to the Funds from the revenue of its overall investment advisory business.

In light of all of the information that it received and considered, the Board concluded that the sub-advisory fee of each Fund was reasonable.

Economies of Scale and Fee Levels Reflecting Those Economies

The Board determined that additional breakpoints were not appropriate at this time in light of the size of Funds and the unitary fee paid by the Funds.

Benefits to be Derived from the Relationship with the Funds

The Board considered other potential benefits to the Sub-Adviser from continuing to serve as trading sub-adviser to the Funds (in addition to the sub-advisory fee), including greater name recognition. The Board noted that the Sub-Adviser’s affiliated entities have experienced indirect benefits from the Sub-Adviser’s association with the Funds. The Board concluded that other benefits that have been realized by the Sub-Adviser from its relationship with the Funds were appropriate.

Based on their evaluation of the above factors, as well as other factors relevant to their consideration to approve the renewal of the Sub-Advisory Agreement, the Trustees, including all of the Independent Trustees, concluded that the renewal the Sub-Advisory Agreement for a one-year was in the best interests of each Fund.

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Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

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Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SP Funds Trust

By (Signature and Title)*	/s/ Irfan Chaudhry
Irfan Chaudhry, President/Principal Executive Officer

Date	July 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Irfan Chaudhry
Irfan Chaudhry, President/Principal Executive Officer

Date	July 4, 2026

By (Signature and Title)*	/s/ Glenn Vitale
Glenn Vitale, Treasurer/Principal Financial Officer

Date	July 8, 2026

* Print the name and title of each signing officer under his or her signature.

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